UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21439

Fidelity Rutland Square Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Stephen D. Fisher, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	August 31, 2009

Item 1. Reports to Stockholders

PAS Core Income
Fund of Funds®

Managed exclusively for certain clients of Strategic Advisers, Inc. - not available for sale to the general public

Semiannual Report

August 31, 2009

Strategic Advisers, Inc.

A Fidelity Investments Company

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2009 to August 31, 2009).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying affiliated and unaffiliated mutual funds (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying affiliated and unaffiliated mutual funds (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

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Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value March 1, 2009	Ending Account Value August 31, 2009	Expenses Paid During Period* March 1, 2009 to August 31, 2009
Actual	.00%	$ 1,000.00	$ 1,133.20	$ .00
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,025.21	$ .00

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

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Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Top Ten Fund Holdings as of August 31, 2009
	% of fund's investments	% of fund's investments 6 months ago
PIMCO Total Return Fund Administrative Class	29.5	34.7
Fidelity Total Bond Fund	19.5	22.7
Fidelity Investment Grade Bond Fund	12.0	11.6
Metropolitan West Total Return Bond Fund Class M	10.7	11.0
Western Asset Core Plus Bond Portfolio	6.8	6.5
Fidelity Intermediate Bond Fund	6.7	0.0
TCW Total Return Bond Fund N Class	5.5	5.1
Loomis Sayles Bond Fund Retail Class	3.0	2.5
Westcore Plus Bond Fund	2.5	0.3
Fidelity Focused High Income Fund	1.3	0.3
	97.5
Asset Allocation (% of fund's investments)
As of August 31, 2009	As of February 28, 2009
Intermediate-Term Bond Funds 96.5%	Intermediate-Term Bond Funds 98.3%
High Yield Fixed-Income Funds 2.5%	High Yield Fixed-Income Funds 0.3%
Sector Funds 1.0%	Sector Funds 0.1%
Municipal Bond Funds 0.0%	Municipal Bond Funds 1.3%

Asset allocations in the pie charts reflect the categorizations of assets as defined by Morningstar as of the reporting dates indicated above.

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Investments August 31, 2009 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Fixed-Income Funds - 100.0%
	Shares	Value
High Yield Fixed-Income Funds - 2.5%
Fidelity Focused High Income Fund (a)	2,092,697	$ 18,227,389
Fidelity New Markets Income Fund (a)	1,094,800	15,797,965
TOTAL HIGH YIELD FIXED-INCOME FUNDS		34,025,354
Intermediate-Term Bond Funds - 96.5%
Fidelity Intermediate Bond Fund (a)	9,071,295	90,894,371
Fidelity Investment Grade Bond Fund (a)	23,367,279	161,234,226
Fidelity Total Bond Fund (a)	25,502,384	262,164,507
Loomis Sayles Bond Fund Retail Class	3,206,856	39,989,495
Metropolitan West Total Return Bond Fund Class M	15,106,806	144,874,269
PIMCO Total Return Fund Administrative Class	36,875,966	397,522,916
T. Rowe Price New Income Fund Advisor Class	457,309	4,202,668
TCW Total Return Bond Fund N Class	7,234,690	74,589,659
Westcore Plus Bond Fund	3,249,779	33,667,706
Western Asset Core Plus Bond Portfolio	9,360,045	91,073,235
TOTAL INTERMEDIATE-TERM BOND FUNDS		1,300,213,052
Sector Funds - 1.0%
Fidelity Real Estate Income Fund (a)	1,570,108	13,612,840
TOTAL FIXED-INCOME FUNDS (Cost $1,313,411,385)		1,347,851,246
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $1,313,411,385)		$ 1,347,851,246
Legend
(a) Affiliated company
Affiliated Underlying Funds
Information regarding fiscal year to date income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Fund	Income Earned
Fidelity Focused High Income Fund	$ 375,491
Fidelity Intermediate Bond Fund	454,873
Fidelity Investment Grade Bond Fund	2,939,188
Fidelity Mortgage Securities Fund	78,990
Fidelity Municipal Income Fund	189,794
Fidelity New Markets Income Fund	101,258
Fidelity Real Estate Income Fund	108,459
Fidelity Total Bond Fund	5,196,288
Total	$ 9,444,341
Additional information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period
Fidelity Focused High Income Fund	$ 2,526,043	$ 14,286,800	$ -	$ 18,227,389
Fidelity Intermediate Bond Fund	-	88,969,129	-	90,894,371
Fidelity Investment Grade Bond Fund	84,517,679	64,878,103	144,414	161,234,226
Fidelity Mortgage Securities Fund	10,227,808	78,522	10,372,387	-
Fidelity Municipal Income Fund	6,605,826	3,783,519	10,653,177	-
Fidelity New Markets Income Fund	-	15,198,301	-	15,797,965
Fidelity Real Estate Income Fund	998,816	10,552,458	-	13,612,840
Fidelity Total Bond Fund	165,243,912	72,707,168	264,758	262,164,507
Total	$ 270,120,084	$ 270,454,000	$ 21,434,736	$ 561,931,298
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information
At February 28, 2009, the fund had a capital loss carryforward of approximately $8,067,705 all of which will expire on February 28, 2017.
The fund intends to elect to defer to its fiscal year ending February 28, 2010 approximately $2,436,402 of losses recognized during the period November 1, 2008 to February 28, 2009.

See accompanying notes which are an integral part of the financial statements.

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Financial Statements

Statement of Assets and Liabilities

	August 31, 2009 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated Underlying Funds (cost $765,872,234)	$ 785,919,948
Affiliated Underlying Funds (cost $547,539,151)	561,931,298
Total Investments (cost $1,313,411,385)		$ 1,347,851,246
Receivable for fund shares sold		3,168,600
Total assets		1,351,019,846

Liabilities
Payable for investments purchased	$ 2,293,459
Payable for fund shares redeemed	896,633
Distributions payable	16,475
Total liabilities		3,206,567

Net Assets		$ 1,347,813,279
Net Assets consist of:
Paid in capital		$ 1,327,058,154
Undistributed net investment income		868,106
Accumulated undistributed net realized gain (loss) on investments		(14,552,842)
Net unrealized appreciation (depreciation) on investments		34,439,861
Net Assets, for 135,528,954 shares outstanding		$ 1,347,813,279
Net Asset Value, offering price and redemption price per share ($1,347,813,279 ÷ 135,528,954 shares)		$ 9.94

See accompanying notes which are an integral part of the financial statements.

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Statement of Operations

Six months ended August 31, 2009 (Unaudited)
Investment Income
Dividends from underlying funds:
Unaffiliated		$ 19,223,979
Affiliated		9,444,341
Interest		34
Total income		28,668,354

Expenses
Management fee	$ 1,264,393
Independent trustees' compensation	10,164
Total expenses before reductions	1,274,557
Expenses reductions	(1,274,557)	-
Net investment income (Loss)		28,668,354
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares:
Unaffiliated	(1,049,161)
Affiliated	310,244
Realized gain distributions from underlying funds:
Unaffiliated	1,010,473	271,556
Change in net unrealized appreciation (depreciation) on underlying funds		100,190,629
Net gain (loss)		100,462,185
Net in net assets resulting from operations		$ 129,130,539

See accompanying notes which are an integral part of the financial statements.

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Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2009 (Unaudited)	Year ended February 28, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 28,668,354	$ 39,366,734
Net realized gain (loss)	271,556	(5,159,639)
Change in net unrealized appreciation (depreciation)	100,190,629	(71,051,595)
Net in net assets resulting from operations	129,130,539	(36,844,500)
Distributions to from net investment income	(28,287,155)	(38,581,532)
Distributions to from net realized gain	-	(9,365,342)
Total distributions	(28,287,155)	(47,946,874)
Share transactions Proceeds from sales of shares	623,655,072	526,310,343
Reinvestment of distributions	28,204,065	47,788,423
Cost of shares redeemed	(133,182,200)	(507,726,800)
Net increase (decrease) in net assets resulting from share transactions	518,676,937	66,371,966
Total increase (decrease) in net assets	619,520,321	(18,419,408)

Net Assets
Beginning of period	728,292,958	746,712,366
End of period (including undistributed net investment income of $868,106 and undistributed net investment income of $486,907, respectively)	$ 1,347,813,279	$ 728,292,958
Other Information Shares
Sold	66,170,344	55,678,520
Issued in reinvestment of distributions	2,949,900	5,103,062
Redeemed	(14,317,543)	(54,087,499)
Net increase (decrease)	54,802,701	6,694,083

See accompanying notes which are an integral part of the financial statements.

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Financial Highlights

Six months ended August 31, 2009

Years ended February 28,

(Unaudited)

2009

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 9.02	$ 10.09	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.268	.509	.207
Net realized and unrealized gain (loss)	.918	(.950)	.132
Total from investment operations	1.186	(.441)	.339
Distributions from net investment income	(.266)	(.499)	(.222) H
Distributions from net realized gain	-	(.130)	(.027) H
Total distributions	(.266)	(.629)	(.249)
Net asset value, end of period	$ 9.94	$ 9.02	$ 10.09
Total Return B, C	13.32%	(4.41)%	3.42%
Ratios to Average Net Assets G
Expenses before reductions	.25% A	.26%	.25% A
Expenses net of contractual waivers	.00% A	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00% A
Net investment income (loss)	5.62% A	5.35%	4.92% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,347,813	$ 728,293	$ 746,712
Portfolio turnover rate E	10% A	38%	19% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the portfolio activity of the underlying funds.

F For the period September 27, 2007 (commencement of operations) to February 29, 2008.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts contractually reimbursed by the investment adviser and do not represent the amount paid by the Fund during periods when reimbursements occur. Expenses net of contractual waivers reflect expenses after reimbursement by the investment adviser. Expenses net of all reductions represent the net expenses paid by the Fund. Fees and expenses of the Underlying Funds are not included in the Fund's annualized ratios. The Fund indirectly bears its proportionate share of the expenses of the Underlying Funds.

H The amount shown reflects certain reclassifications related to book to tax differences.

See accompanying notes which are an integral part of the financial statements.

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Notes to Financial Statements

For the period ended August 31, 2009 (Unaudited)

1. Organization.

PAS Core Income Fund of Funds (the Fund) is a fund of Fidelity Rutland Square Trust (the trust), an open-end management investment company organized as a Delaware statutory trust. The Fund invests in affiliated and unaffiliated mutual funds (the Underlying Funds) and operates under Section 10(d) of the Investment Company Act of 1940. The Fund's investments in the Underlying Funds were not subject to front-end sales charges or contingent deferred sales charges. The Fund is offered exclusively to clients of Strategic Advisers, Inc. (Strategic Advisers), an affiliate of Fidelity Management & Research Company (FMR).

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund's Schedule of Investments lists each of the Underlying Funds as an investment of the Fund but does not include the underlying holdings of each Underlying Fund. Events or transactions occurring after period end through the date that the financial statements were issued, October, 13, 2009, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. All inputs to value investments as of August 31, 2009, for the Fund are categorized as Level 1 in the disclosure hierarchy. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day. If an Underlying Fund's NAV is unavailable, shares of that fund may be valued by another method that the Board of Trustees believes reflects fair value in accordance with the Board's fair value pricing policies.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend and realized gain

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2. Significant Accounting Policies - continued

Investment Transactions and Income - continued

distributions from the Underlying Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned. Interest income includes coupon interest.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds. Although not included in the Fund's expenses, the Fund indirectly bears its proportionate share of the Underlying Funds' expenses through the impact of these expenses on each Underlying Fund's NAV. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

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Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 40,195,948
Unrealized depreciation	(10,081,394)
Net unrealized appreciation (depreciation)	$ 30,114,554

Cost for federal income tax purposes	$ 1,317,736,692

3. Purchases and Sales of Investments.

Purchases and sales of securities (including the Underlying Fund shares), other than short-term securities, aggregated $573,009,438 and $52,919,721, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to Strategic Advisers. The management fee is computed at an annual rate of .25% of the Fund's average net assets. Strategic Advisers, either itself or through an affiliated company, pays all other expenses of the Fund with certain exceptions such as interest expense and independent Trustees' compensation.

Strategic Advisers has contractually agreed to waive its management fee until September 30, 2012.

Strategic Advisers has entered into an administration agreement with FMR under which FMR provides management and administrative services (other than investment advisory services) necessary for the operation of the Fund. FMR also contracts with other Fidelity companies to perform the services necessary for the operation of the Fund. Under this agreement, Strategic Advisers agrees to pay FMR a monthly administration fee. The Fund does not pay any fees for these services.

5. Expense Reductions.

In addition to waiving its management fee, Strategic Advisers has contractually agreed to reimburse the Fund until September 30, 2012 to the extent that annual operating expenses exceed .00% of average net assets. Some expenses, for example interest expense, are excluded from this reimbursement. During the period, this waiver and reimbursement reduced the Fund's expenses by $1,274,557.

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6. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

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Board Approval of Investment Advisory Contracts and Management Fees

Each year the Board of Trustees, including the Independent Trustees (together, the Board), votes at an in-person meeting on the renewal of the management contract and administration agreement (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly four times per year and considers at each of its meetings factors that it believes are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. While the full Board or the Independent Trustees, as appropriate, act on all major matters, a portion of the activities of the Board (including certain of those described herein) may be conducted through committees.

At its March 2009 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including, but not limited to, (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services and the profits, if any, to be realized by Strategic Advisers, Inc. (Strategic Advisers or SAI) and its affiliates from the relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

The Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Strategic Advisers under the fund's management contract is consistent with Strategic Advisers' fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year.

In its deliberations, the Board did not identify any particular information that was all-important or controlling.

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, Strategic Advisers, and the administrator, Fidelity Management & Research Company (FMR), including the backgrounds of the fund's investment personnel and the fund's investment objectives and disciplines. The Independent Trustees also had discussions with senior management of Strategic Advisers' investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of Strategic Advisers' investment staff, their use of technology, and Strategic Advisers' and FMR's approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Strategic Advisers' analysts have access to a variety of technological tools that enable them to perform both quantitative and qualitative analysis and to specialize in various disciplines.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by Strategic Advisers and its affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Strategic Advisers' supervision of third party service providers; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance, as well as the fund's relative investment performance measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds. Because the fund had been in existence less than three calendar years, the following table, which reflects information considered by the Board, shows, for the one-year period ended September 30, 2008, the fund's total return, the total return of a broad-based securities market index ("benchmark"), and the median total return of a peer group of mutual funds identified by Strategic Advisers as having an investment objective similar to that of the fund.

Fund-specific performance results reviewed by the Board are discussed below, though due to the passage of time, they are likely to differ from performance results for more recent periods, including those shown elsewhere in this report.

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PAS Core Income Fund of Funds

Total Return % for the One-Year Period Ended September 30, 2008 vs. Lehman Brothers Aggregate Bond Index and SAI General Intermediate Peer Group Median

Total Returns	1 YEAR

PAS Core Income Fund of Funds (FPCIX)	-0.94%
Lehman Brothers Aggregate Bond Index*	3.65%
Difference	-4.59%

SAI General Intermediate Peer Group Median**	-1.59%
Difference	0.65%

Morningstar Intermediate-Term Bond Median	-1.68%
Difference	0.74%

% of SAI Peers Beaten by FPCIX	55%
% of SAI Peers Beaten by Lehman Brothers Aggregate Bond Index	92%

* As of November 3, 2008, the Lehman Brothers Aggregate Bond Index changed its name to the Barclays Capital U.S. Aggregate Bond Index.

** For inclusion in SAI's General Intermediate peer group, constituents generally have a minimum $300M in assets and a minimum 3-year life-of-fund, and also are most likely included in Morningstar's Intermediate Bond category, but this is not a requirement for inclusion in the peer group. SAI may occasionally make exceptions to these guidelines.

The Board reviewed the fund's relative investment performance against its peer group and observed that the fund out-performed 55% of its peers in the SAI General Intermediate Peer Group for the one-year period. The Board considered that the investment performance of the fund was lower than its benchmark for the one-year period shown. The Board also considered that in light of the fund's relatively recent commencement of operations, a more comprehensive analysis of the fund's performance will be possible after the fund has completed an additional year of operations.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by Strategic Advisers and FMR to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to the fund will continue to benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the amount and nature of fees paid by shareholders to Strategic Advisers. The Board considered Strategic Advisers' contractual commitment to waive its management fee and reimburse its other expenses (excluding interest, taxes, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses) until March 31, 2010, which Strategic Advisers estimated would result in the fund having a net operating expense ratio of zero for that period. The Board also considered that Strategic Advisers proposed to extend the fund's fee waiver and expense reimbursement arrangement until March 31, 2012.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review, the Board concluded that the fund's management fee and the total expenses of the fund (giving effect to the fund's fee waiver and expense reimbursement arrangements) were fair and reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered information regarding the revenues earned and expenses incurred by Strategic Advisers and its affiliates attributable to the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders.

Strategic Advisers presented information to the Board on its profitability for managing the fund. Strategic Advisers calculates the profitability for the fund using a series of detailed revenue and cost allocation methodologies. Strategic Advisers noted that it employs the same corporate reporting of revenues and expenses as those used by the Fidelity Group of Funds.

The Board concluded that the costs of the services provided by and the profits realized by Strategic Advisers and its affiliates in connection with the operation of the fund were not relevant to the renewal of the fund's Advisory Contracts because the fund does not pay management fees and Strategic Advisers pays all other expenses of the fund, with limited exceptions.

Possible Fall-Out Benefits. The Board considered information regarding the potential of direct and indirect benefits to Strategic Advisers and its affiliates from their relationships with the fund, including non-advisory fee compensation paid to affiliates of Strategic Advisers, if any. The Board considered the receipt of these benefits in light of Strategic Advisers' and its affiliates' profitability and other considerations described above. The Board noted that Strategic Advisers did not calculate potential fall-out benefit revenue because Strategic Advisers did not believe that the management of the fund had resulted in significant quantifiable fall-out benefits to the businesses of Strategic Advisers and its affiliates.

Possible Economies of Scale. The Board concluded that the realization of economies of scale was not relevant to the renewal of the fund's Advisory Contracts because the fund does not pay management fees and Strategic Advisers pays all other expenses of the fund, with limited exceptions.

Conclusion. Based on its evaluation of all of the considerations noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Strategic Advisers, Inc.
Boston, MA

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York Mellon
New York, NY

PCI-SANN-1009
1.851418.101

PAS Income Opportunities Fund of Funds®

Managed exclusively for certain clients of Strategic Advisers, Inc. - not available for sale to the general public

Semiannual Report

August 31, 2009

Strategic Advisers, Inc.

A Fidelity Investments Company

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2009 to August 31, 2009).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying affiliated and unaffiliated mutual funds (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying affiliated and unaffiliated mutual funds (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value March 1, 2009	Ending Account Value August 31, 2009	Expenses Paid During Period* March 1, 2009 to August 31, 2009
Actual	.00%	$ 1,000.00	$ 1,339.50	$ .00
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,025.21	$ .00

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Top Ten Fund Holdings as of August 31, 2009
	% of fund's investments	% of fund's investments 6 months ago
Fidelity® Capital & Income Fund	29.5	23.3
T. Rowe Price High Yield Fund Advisor Class	23.3	22.1
Fidelity® High Income Fund	12.4	11.4
MainStay High Yield Corporate Bond Fund Class A	11.6	11.8
Fidelity® Advisor High Income Fund Institutional Class	5.6	2.1
BlackRock High Yield Bond Portfolio Investor A Class	5.3	6.1
Fidelity® Advisor High Income Advantage Fund Institutional Class	4.8	3.1
Goldman Sachs High Yield Fund Class A	4.5	5.2
PIMCO High Yield Fund Administrative Class	2.1	10.1
Eaton Vance Floating-Rate Fund - Advisers Class	0.8	2.2
	99.9
Asset Allocation (% of fund's investments)
As of August 31, 2009	As of February 28, 2009
High Yield Fixed- Income Funds 99.1%	High Yield Bond Funds 95.2%
Bank Loan Funds 0.9%	Bank Loan Funds 4.8%

Asset allocations in the pie charts reflect the categorizations of assets as defined by Morningstar as of the reporting dates indicated above. Prior period classifications reflect Morningstar categories in place as of the date indicated and have not been adjusted to reflect current classifications.

Semiannual Report

Investments August 31, 2009 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Fixed-Income Funds - 100.0%
	Shares	Value
Bank Loan Funds - 0.9%
Eaton Vance Floating-Rate Fund - Advisers Class	607,439	$ 4,993,150
Fidelity Floating Rate High Income Fund (a)	54,621	503,605
TOTAL BANK LOAN FUNDS		5,496,755
High Yield Fixed - Income Funds - 99.1%
BlackRock High Yield Bond Portfolio Investor A Class	5,105,285	32,316,455
Fidelity Advisor High Income Advantage Fund Institutional Class (a)	3,770,719	29,185,369
Fidelity Advisor High Income Fund Institutional Class (a)	4,525,147	34,164,860
Fidelity Capital & Income Fund (a)	23,705,092	181,106,905
Fidelity High Income Fund (a)	9,763,800	75,767,092
Fidelity New Markets Income Fund (a)	19,821	286,017
Goldman Sachs High Yield Fund Class A	4,311,546	27,680,124
MainStay High Yield Corporate Bond Fund Class A	13,341,685	71,244,597
PIMCO High Yield Fund Administrative Class	1,591,677	12,956,254
T. Rowe Price High Yield Fund Advisor Class	24,044,803	143,066,578
TOTAL HIGH YIELD FIXED - INCOME FUNDS		607,774,251
TOTAL FIXED-INCOME FUNDS (Cost $641,513,591)		613,271,006
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $641,513,591)		$ 613,271,006
Legend
(a) Affiliated company
Affiliated Underlying Funds
Information regarding fiscal year to date income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Fund	Income Earned
Fidelity Advisor High Income Advantage Fund Institutional Class	$ 677,950
Fidelity Advisor High Income Fund Institutional Class	1,058,203
Fidelity Capital & Income Fund	5,893,359
Fidelity Floating Rate High Income Fund	122,792
Fidelity High Income Fund	2,512,430
Fidelity New Markets Income Fund	199,664
Total	$ 10,464,398
Additional Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period
Fidelity Advisor High Income Advantage Fund Institutional Class	$ 14,813,293	$ 6,139,451	$ 322,701	$ 29,185,369
Fidelity Advisor High Income Fund Institutional Class	10,382,470	20,498,108	1,708,302	34,164,860
Fidelity Capital & Income Fund	112,453,524	29,110,883	8,760,078	181,106,905
Fidelity Floating Rate High Income Fund	12,233,182	562,595	13,549,596	503,605
Fidelity High Income Fund	54,774,032	19,361,771	13,432,614	75,767,092
Fidelity New Markets Income Fund	-	8,948,740	9,965,093	286,017
Total	$ 204,656,501	$ 84,621,548	$ 47,738,384	$ 321,013,848
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information
At February 28, 2009, the fund had a capital loss carryforward of approximately $2,102,577 all of which will expire on February 28, 2017.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	August 31, 2009 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated Underlying Funds (cost $313,479,047)	$ 292,257,158
Affiliated Underlying Funds (cost $328,034,544)	321,013,848
Total investments (cost $641,513,591)		$ 613,271,006
Receivable for fund shares sold		1,352,630
Total assets		614,623,636

Liabilities
Payable for investments purchased	$ 964,535
Payable for fund shares redeemed	403,943
Distributions payable	10,410
Total liabilities		1,378,888

Net Assets		$ 613,244,748
Net Assets consist of:
Paid in capital		$ 645,173,576
Undistributed net investment income		454,191
Accumulated undistributed net realized gain (loss) on investments		(4,140,434)
Net unrealized appreciation (depreciation) on investments		(28,242,585)
Net Assets, for 73,070,130 shares outstanding		$ 613,244,748
Net Asset Value, offering price and redemption price per share ($613,244,748 ÷ 73,070,130 shares)		$ 8.39

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended August 31, 2009 (Unaudited)

Investment Income
Dividends from underlying funds:
Unaffiliated		$ 12,777,361
Affiliated		10,464,398
Total Income		23,241,759

Expenses
Management fee	$ 711,640
Independent trustees' compensation	5,879
Total expenses before reductions	717,519
Expense reductions	(717,519)	-
Net investment income (loss)		23,241,759

Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares:
Unaffiliated	(2,203,066)
Affiliated	3,200,204	997,138
Change in net unrealized appreciation (depreciation) on underlying funds		143,066,483
Net gain (loss)		144,063,621
Net in net assets resulting from operations		$ 167,305,380

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2009 (Unaudited)	Year ended February 28, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 23,241,759	$ 35,427,951
Net realized gain (loss)	997,138	(3,371,344)
Change in net unrealized appreciation (depreciation)	143,066,483	(143,337,315)
Net in net assets resulting from operations	167,305,380	(111,280,708)
Distributions to from net investment income	(23,215,304)	(35,059,863)
Share transactions Proceeds from sales of shares	208,699,978	376,385,143
Reinvestment of distributions	23,147,038	34,943,894
Cost of shares redeemed	(244,644,179)	(170,269,315)
Net increase (decrease) in net assets resulting from share transactions	(12,797,163)	241,059,722
Total increase (decrease) in net assets	131,292,913	94,719,151

Net Assets
Beginning of period	481,951,835	387,232,684
End of period (including undistributed net investment income of $454,191 and undistributed net investment income of $427,736, respectively)	$ 613,244,748	$ 481,951,835
Other Information Shares
Sold	28,941,260	50,046,388
Issued in reinvestment of distributions	3,059,099	4,573,724
Redeemed	(32,863,514)	(22,471,198)
Net increase (decrease)	(863,155)	32,148,914

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

Six months ended August 31, 2009

Years ended February 28,

(Unaudited)

2009

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 6.52	$ 9.27	$ 10.00

Income from Investment Operations D	.304	.660	.302
Net realized and unrealized gain (loss)	1.871	(2.753)	(.728)
Total from investment operations	2.175	(2.093)	(.426)
Distributions from net investment income	(.305)	(.657)	(.304)
Net asset value, end of period	$ 8.39	$ 6.52	$ 9.27
Total Return B,C	33.95%	(23.54)%	(4.34)%
Ratios to Average Net Assets G
Expenses before reductions	.25% A	.26%	.25% A
Expenses net of contractual waivers	.00% A	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00% A
Net investment income (loss)	8.10% A	8.31%	7.52% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 613,245	$ 481,952	$ 387,233
Portfolio turnover rate E	52% A	6%	23% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the portfolio activity of the underlying funds.

F For the period September 27, 2007 (commencement of operations) to February 29, 2008.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts contractually reimbursed by the investment adviser and do not represent the amount paid by the Fund during periods when reimbursements occur. Expenses net of contractual waivers reflect expenses after reimbursement by the investment adviser. Expenses net of all reductions represent the net expenses paid by the Fund. Fees and expenses of the Underlying Funds are not included in the Fund's annualized ratios. The Fund indirectly bears its proportionate share of the expenses of the Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2009 (Unaudited)

1. Organization.

PAS Income Opportunities Fund of Funds (the Fund) is a fund of Fidelity Rutland Square Trust (the trust), an open-end management investment company organized as a Delaware statutory trust. The Fund invests in affiliated and unaffiliated mutual funds (the Underlying Funds) and operates under Section 10(d) of the Investment Company Act of 1940. The Fund's investments in the Underlying Funds were not subject to front-end sales charges or contingent deferred sales charges. The Fund is offered exclusively to clients of Strategic Advisers, Inc. (Strategic Advisers), an affiliate of Fidelity Management & Research Company (FMR).

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund's Schedule of Investments lists each of the Underlying Funds as an investment of the Fund but does not include the underlying holdings of each Underlying Fund. Events or transactions occurring after period end through the date that the financial statements were issued, October 13, 2009, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. All inputs to value investments as of August 31, 2009, for the Fund are categorized as Level 1 in the disclosure hierarchy. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day. If an Underlying Fund's NAV is unavailable, shares of that fund may be valued by another method that the Board of Trustees believes reflects fair value in accordance with the Board's fair value pricing policies.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend and realized gain

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Investment Transactions and Income - continued

distributions from the Underlying Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned. Interest income includes coupon interest.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds. Although not included in the Fund's expenses, the Fund indirectly bears its proportionate share of the Underlying Funds' expenses through the impact of these expenses on each Underlying Fund's NAV. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to capital loss carryforwards, losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 31,472,260
Unrealized depreciation	(63,132,087)
Net unrealized appreciation (depreciation)	$ (31,659,827)

Cost for federal income tax purposes	$ 644,930,833

Semiannual Report

3. Purchases and Sales of Investments.

Purchases and sales of securities (including the Underlying Fund shares), other than short-term securities, aggregated $147,913,521 and $160,646,497, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to Strategic Advisers. The management fee is computed at an annual rate of .25% of the Fund's average net assets. Strategic Advisers, either itself or through an affiliated company, pays all other expenses of the Fund with certain exceptions such as interest expense and independent Trustees' compensation.

Strategic Advisers has contractually agreed to waive its management fee until September 30, 2012.

Strategic Advisers has entered into an administration agreement with FMR under which FMR provides management and administrative services (other than investment advisory services) necessary for the operation of the Fund. FMR also contracts with other Fidelity companies to perform the services necessary for the operation of the Fund. Under this agreement, Strategic Advisers agrees to pay FMR a monthly administration fee. The Fund does not pay any fees for these services.

5. Expense Reductions.

In addition to waiving its management fee, Strategic Advisers has contractually agreed to reimburse the Fund until September 30, 2012 to the extent that annual operating expenses exceed .00% of average net assets. Some expenses, for example interest expense, are excluded from this reimbursement. During the period, this waiver and reimbursement reduced the Fund's expenses by $717,519.

6. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Each year the Board of Trustees, including the Independent Trustees (together, the Board), votes at an in-person meeting on the renewal of the management contract and administration agreement (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly four times per year and considers at each of its meetings factors that it believes are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. While the full Board or the Independent Trustees, as appropriate, act on all major matters, a portion of the activities of the Board (including certain of those described herein) may be conducted through committees.

At its March 2009 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including, but not limited to, (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services and the profits, if any, to be realized by Strategic Advisers, Inc. (Strategic Advisers or SAI) and its affiliates from the relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

The Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Strategic Advisers under the fund's management contract is consistent with Strategic Advisers' fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year.

In its deliberations, the Board did not identify any particular information that was all-important or controlling.

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, Strategic Advisers, and the administrator, Fidelity Management & Research Company (FMR), including the backgrounds of the fund's investment personnel and the fund's investment objectives and disciplines. The Independent Trustees also had discussions with senior management of Strategic Advisers' investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of Strategic Advisers' investment staff, their use of technology, and Strategic Advisers' and FMR's approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Strategic Advisers' analysts have access to a variety of technological tools that enable them to perform both quantitative and qualitative analysis and to specialize in various disciplines.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by Strategic Advisers and its affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Strategic Advisers' supervision of third party service providers; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance, as well as the fund's relative investment performance measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds. Because the fund had been in existence less than three calendar years, the following table, which reflects information considered by the Board, shows, for the one-year period ended September 30, 2008, the fund's total return, the total return of a broad-based securities market index ("benchmark"), and the median total return of a peer group of mutual funds identified by Strategic Advisers as having an investment objective similar to that of the fund.

Fund-specific performance results reviewed by the Board are discussed below, though due to the passage of time, they are likely to differ from performance results for more recent periods, including those shown elsewhere in this report.

Semiannual Report

PAS Income Opportunities Fund of Funds

Total Return % for the One-Year Period Ended September 30, 2008 vs. Merrill Lynch U.S. High Yield Master II Constrained Index and SAI High Yield Peer Group Median

Total Returns	1 YEAR
PAS Income Opportunities Fund of Funds (FPIOX)	-10.91%
Merrill Lynch U.S. High Yield Master II Constrained Index	-11.09%
Difference	0.18%

SAI High Yield Peer Group Median*	-10.65%
Difference	-0.26%

Morningstar High Yield Median	-10.41%
Difference	-0.50%

% SAI Peers Beaten by FPIOX	43%
% of SAI Peers Beaten by Merrill Lynch High Yield Master II Constrained Index	42%

* For inclusion in SAI's High Yield peer group, constituents generally have a minimum $300M in assets and a minimum 3-year life-of-fund, and also are most likely included in Morningstar's High Yield Bond category, but this is not a requirement for inclusion in the peer group. SAI may occasionally make exceptions to these guidelines.

The Board reviewed the fund's relative investment performance against its peer group and observed that the fund under-performed 57% of its peers in the SAI High Yield Peer Group for the one-year period. The Board considered that the investment performance of the fund was higher than its benchmark for the one-year period shown. The Board also considered that in light of the fund's relatively recent commencement of operations, a more comprehensive analysis of the fund's performance will be possible after the fund has completed an additional year of operations.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by Strategic Advisers and FMR to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to the fund will continue to benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the amount and nature of fees paid by shareholders to Strategic Advisers. The Board considered Strategic Advisers' contractual commitment to waive its management fee and reimburse its other expenses (excluding interest, taxes, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses) until March 31, 2010, which Strategic Advisers estimated would result in the fund having a net operating expense ratio of zero for that period. The Board also considered that Strategic Advisers proposed to extend the fund's fee waiver and expense reimbursement arrangement until March 31, 2012.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review, the Board concluded that the fund's management fee and the total expenses of the fund (giving effect to the fund's fee waiver and expense reimbursement arrangements) were fair and reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered information regarding the revenues earned and expenses incurred by Strategic Advisers and its affiliates attributable to the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders.

Strategic Advisers presented information to the Board on its profitability for managing the fund. Strategic Advisers calculates the profitability for the fund using a series of detailed revenue and cost allocation methodologies. Strategic Advisers noted that it employs the same corporate reporting of revenues and expenses as those used by the Fidelity Group of Funds.

The Board concluded that the costs of the services provided by and the profits realized by Strategic Advisers and its affiliates in connection with the operation of the fund were not relevant to the renewal of the fund's Advisory Contracts because the fund does not pay management fees and Strategic Advisers pays all other expenses of the fund, with limited exceptions.

Possible Fall-Out Benefits. The Board considered information regarding the potential of direct and indirect benefits to Strategic Advisers and its affiliates from their relationships with the fund, including non-advisory fee compensation paid to affiliates of Strategic Advisers, if any. The Board considered the receipt of these benefits in light of Strategic Advisers' and its affiliates' profitability and other considerations described above. The Board noted that Strategic Advisers did not calculate potential fall-out benefit revenue because Strategic Advisers did not believe that the management of the fund had resulted in significant quantifiable fall-out benefits to the businesses of Strategic Advisers and its affiliates.

Possible Economies of Scale. The Board concluded that the realization of economies of scale was not relevant to the renewal of the fund's Advisory Contracts because the fund does not pay management fees and Strategic Advisers pays all other expenses of the fund, with limited exceptions.

Conclusion. Based on its evaluation of all of the considerations noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Strategic Advisers, Inc.
Boston, MA

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York Mellon
New York, NY

PIO-SANN-1009
1.851414.101

PAS International Fund of Funds®

Managed exclusively for certain clients of Strategic Advisers, Inc. - not available for sale to the general public

Semiannual Report

August 31, 2009

Strategic Advisers, Inc.

A Fidelity Investments Company

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2009 to August 31, 2009).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying affiliated and unaffiliated mutual funds and exchange-traded funds (ETFs) (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying affiliated and unaffiliated mutual funds and exchange-traded funds (ETFs) (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value March 1, 2009	Ending Account Value August 31, 2009	Expenses Paid During Period* March 1, 2009 to August 31, 2009
Actual	.00%	$ 1,000.00	$ 1,506.90	$ .00
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,025.21	$ .00

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in the Fund's annualized expense ratios.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Top Ten Fund Holdings as of August 31, 2009
	% of fund's investments	% of fund's investments 6 months ago
Harbor International Fund Retirement Class	7.4	7.2
Fidelity International Discovery Fund	7.0	7.4
Fidelity Diversified International Fund	6.7	6.5
Morgan Stanley Institutional Fund, Inc. - International Equity Portfolio Class B	6.5	9.3
Manning & Napier Fund, Inc. World Opportunities Series Class A	5.5	5.7
MFS Research International Fund A Shares	5.5	5.7
SSgA International Stock Selection Fund Institutional Class	5.0	3.6
Henderson International Opportunities Fund Class A	4.5	4.0
Causeway International Value Fund Investor Class	4.3	4.3
GE Institutional International Equity Fund Service Class	3.9	3.8
	56.3
Asset Allocation (% of fund's investments)
As of August 31, 2009	As of February 28, 2009
Foreign Large Blend Funds 42.9%	Foreign Large Blend Funds 42.8%
Foreign Large Value Funds 30.0%	Foreign Large Value Funds 30.4%
Foreign Large Growth Funds 12.5%	Foreign Large Growth Funds 12.7%
Foreign Small Mid Value Funds 7.3%	Foreign Small Mid Value Funds 6.0%
Other 5.8%	Other 7.4%
Sector Funds 1.5%	Sector Funds 0.7%
Foreign Small Mid Growth Funds 0.0%	Foreign Small Mid Growth Funds 0.0%
Short-Term Funds 0.0%	Short-Term Funds 0.0%
International Equity Funds 0.0%	International Equity Funds 0.0%

Asset allocations in the pie charts reflect the categorizations of assets as defined by Morningstar as of the reporting dates indicated above.

Semiannual Report

Investments August 31, 2009 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 100.0%
	Shares	Value
Foreign Large Blend Funds - 42.9%
American EuroPacific Growth Fund Class F-1	1,177,304	$ 41,817,854
Artio International Equity Fund II Class A	5,170,401	59,252,797
Fidelity Canada Fund (b)	301,388	13,444,939
Fidelity International Discovery Fund (b)	6,920,429	196,609,390
GE Institutional International Equity Fund Service Class	10,524,316	110,400,071
Henderson International Opportunities Fund Class A	6,570,779	127,210,290
iShares MSCI EAFE Index ETF	612,700	32,277,036
Manning & Napier Fund, Inc. World Opportunities Series Class A	20,865,756	155,867,196
Masters' Select International Fund Investor Class (a)	5,554	68,201
MFS Research International Fund A Shares	11,818,540	153,995,580
Scout International Fund	3,194,984	84,507,329
SSgA International Stock Selection Fund Institutional Class	15,241,901	140,835,163
Thornburg International Value Fund Class A	4,002,941	91,747,399
TOTAL FOREIGN LARGE BLEND FUNDS		1,208,033,245
Foreign Large Growth Funds - 12.5%
AIM International Growth Fund Class A	3,076,705	68,733,598
Fidelity Diversified International Fund (b)	7,215,617	189,049,152
T. Rowe Price International Stock Fund Advisor Class	119,546	1,362,827
William Blair International Growth Fund Class N	5,484,840	92,200,164
TOTAL FOREIGN LARGE GROWTH FUNDS		351,345,741
Foreign Large Value Funds - 30.0%
Causeway International Value Fund Investor Class	11,225,574	119,776,877
Goldman Sachs Structured International Equity Fund Class A	4,990,823	47,313,001
Harbor International Fund Retirement Class	4,253,629	208,768,118
MFS International Value Fund A Shares	4,047,678	89,008,434
Morgan Stanley Institutional Fund, Inc. - International Equity Portfolio Class B	14,735,698	183,017,367
Oakmark International Fund Class I	6,519,328	101,310,351
Quant Foreign Value Fund Ordinary Shares	7,730,690	90,294,461
T. Rowe Price International Growth & Income Fund Advisor Class	348,860	4,140,974
TOTAL FOREIGN LARGE VALUE FUNDS		843,629,583
Equity Funds - continued
	Shares	Value
Foreign Small Mid Growth Funds - 0.0%
MFS International New Discovery Fund A Shares	56	$ 914
Neuberger Berman International Fund Trust Class	369	5,544
TOTAL FOREIGN SMALL MID GROWTH FUNDS		6,458
Foreign Small Mid Value Funds - 7.3%
Artisan International Value Fund Investor Class	4,861,340	105,977,203
Morgan Stanley International Small Cap Portfolio Class P	3,451,469	42,522,096
Third Avenue International Value Fund	3,875,678	56,933,709
TOTAL FOREIGN SMALL MID VALUE FUNDS		205,433,008
International Equity Funds - 0.0%
Henderson European Focus Fund Class A	36	805
Sector Funds - 1.5%
ING International Real Estate Fund Class A	3,422,694	28,168,775
SPDR DJ Wilshire International Real Estate ETF	456,100	15,534,766
TOTAL SECTOR FUNDS		43,703,541
Other - 5.8%
Acadian Emerging Market Portfolio Institutional Class	4,673	67,107
BlackRock Pacific Fund, Inc. Investor Class A	248,877	4,561,920
Fidelity Japan Fund (b)	4,317,789	46,459,411
Fidelity Japan Smaller Companies Fund (b)	2,788,239	24,815,324
GMO Emerging Countries Fund Class M	654,272	5,469,715
iShares MSCI Emerging Markets Index ETF	900	31,779
iShares MSCI Japan Index ETF	4,803,800	49,094,836
Matthews Pacific Tiger Fund Class I	14,871	244,338
SPDR Russell/Nomura Small Cap Japan ETF	160,400	6,576,400
SSgA Emerging Markets Fund	48	795
Wintergreen Fund	2,541,069	26,579,580
TOTAL OTHER		163,901,205
TOTAL EQUITY FUNDS (Cost $2,788,332,182)		2,816,053,586
Short-Term Funds - 0.0%
	Shares	Value
Fidelity Select Money Market Portfolio (b) (Cost $2,868)	2,868	$ 2,868
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $2,788,335,050)		$ 2,816,056,454
Security Type Abbreviation
ETF	-	Exchange-Traded Fund
Legend
(a) Non-income producing
(b) Affiliated company
Affiliated Underlying Funds
Information regarding fiscal year to date income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Income earned
Fidelity Select Money Market Portfolio	$ 2,501
Additional information regarding the Fund's fiscal year to date purchases and sales of the affiliated non Money Market Underlying Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period
Fidelity Canada Fund	$ 3,130,205	$ 8,252,788	$ 196,709	$ 13,444,939
Fidelity Diversified International Fund	45,479,724	117,071,085	7,724,551	189,049,152
Fidelity International Discovery Fund	51,698,901	124,421,109	13,278,491	196,609,390
Fidelity Japan Fund	13,224,786	25,852,872	361,188	46,459,411
Fidelity Japan Smaller Companies Fund	5,254,544	14,465,549	-	24,815,324
Total	$ 118,788,160	$ 290,063,403	$ 21,560,939	$ 470,378,216
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	August 31, 2009 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated Underlying Funds (cost $2,301,713,020)	$ 2,345,675,370
Affiliated Underlying Funds (cost $486,622,030)	470,381,084
Total Investments (cost $2,788,335,050)		$ 2,816,056,454
Cash		6,790
Receivable for investments sold		2,993,351
Receivable for fund shares sold		5,427,724
Total assets		2,824,484,319

Liabilities
Payable for investments purchased	$ 6,512,325
Payable for fund shares redeemed	1,915,530
Total liabilities		8,427,855

Net Assets		$ 2,816,056,464
Net Assets consist of:
Paid in capital		$ 2,781,841,864
Undistributed net investment income		1,912,750
Accumulated undistributed net realized gain (loss) on investments		4,580,446
Net unrealized appreciation (depreciation) on investments		27,721,404
Net Assets, for 363,525,967 shares outstanding		$ 2,816,056,464
Net Asset Value, offering price and redemption price per share ($2,816,056,464 ÷ 363,525,967 shares)		$ 7.75

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended August 31, 2009 (Unaudited)

Investment Income
Dividends from underlying funds:
Unaffiliated		$ 1,261,657
Affiliated		2,501
Interest		10
Total income		1,264,168

Expenses
Management fee	$ 1,582,042
Independent trustees' compensation	11,766
Total expenses before reductions	1,593,808
Expense reductions	(1,593,808)	-
Net investment income (loss)		1,264,168
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares
Unaffiliated	6,161,891
Affiliated	3,691,593
Realized gain distributions from unaffiliated underlying funds	1,553,826	11,407,310
Change in net unrealized appreciation (depreciation) on underlying funds		488,253,338
Net gain (loss)		499,660,648
Net increase (decrease) in net assets resulting from operations		$ 500,924,816

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2009 (Unaudited)	Year ended February 28, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,264,168	$ 15,027,960
Net realized gain (loss)	11,407,310	(1,828,547)
Change in net unrealized appreciation (depreciation)	488,253,338	(412,420,915)
Net increase (decrease) in net assets resulting from operations	500,924,816	(399,221,502)
Distributions to shareholders from net investment income	-	(14,926,444)
Distributions to shareholders from net realized gain	(3,114,589)	(29,091,490)
Total distributions	(3,114,589)	(44,017,934)
Share transactions Proceeds from sales of shares	1,845,885,280	802,362,483
Reinvestment of distributions	3,105,787	43,820,141
Cost of shares redeemed	(226,243,799)	(212,207,633)
Net increase (decrease) in net assets resulting from share transactions	1,622,747,268	633,974,991
Total increase (decrease) in net assets	2,120,557,495	190,735,555

Net Assets
Beginning of period	695,498,969	504,763,414
End of period (including undistributed net investment income of $1,912,750 and undistributed net investment income of $648,582, respectively)	$ 2,816,056,464	$ 695,498,969
Other Information Shares
Sold	264,189,134	112,075,589
Issued in reinvestment of distributions	516,765	5,171,330
Redeemed	(35,896,378)	(29,530,415)
Net increase (decrease)	228,809,521	87,716,504

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

Six months ended August 31, 2009

Year ended February 28,

(Unaudited)

2009

2008 H

2007 F

Selected Per-Share Data
Net asset value, beginning of period	$ 5.16	$ 10.74	$ 11.34	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.01	.19	.22	.18
Net realized and unrealized gain (loss)	2.60	(5.14)	.08	1.57
Total from investment operations	2.61	(4.95)	.30	1.75
Distributions from net investment income	-	(.14)	(.18)	(.13)
Distributions from net realized gain	(.02)	(.49)	(.72)	(.28)
Total distributions	(.02)	(.63)	(.90)	(.41)
Net asset value, end of period	$ 7.75	$ 5.16	$ 10.74	$ 11.34
Total Return B, C	50.69%	(48.57)%	2.17%	17.53%
Ratios to Average Net Assets G
Expenses before reductions	.25% A	.25%	.26%	.26% A
Expenses net of contractual waivers	.00% A	.00%	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00%	.00% A
Net investment income (loss)	.20% A	2.44%	1.88%	1.83% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,816,056	$ 695,499	$ 504,763	$ 255,600
Portfolio turnover rate E	22% A	18%	34%	16% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the portfolio activity of the underlying funds.

F For the period March 23, 2006 (commencement of operations) to February 28, 2007.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts contractually reimbursed by the investment adviser and do not represent the amount paid by the Fund during periods when reimbursements occur. Expenses net of contractual waivers reflect expenses after reimbursement by the investment adviser. Expenses net of all reductions represent the net expenses paid by the Fund. Fees and expenses of the Underlying Funds are not included in the Fund's annualized ratios. The Fund indirectly bears its proportionate share of the expenses of the Underlying Funds.

H For the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2009 (Unaudited)

1. Organization.

PAS International Fund of Funds (the Fund) is a fund of Fidelity Rutland Square Trust (the trust), an open-end management investment company organized as a Delaware statutory trust. The Fund invests in affiliated and unaffiliated mutual funds (the Underlying Funds) and exchange-traded funds (ETFs) and operates under Section 10(d) of the Investment Company Act of 1940. The Fund's investments in the Underlying Funds were not subject to front-end sales charges or contingent deferred sales charges. The Fund is offered exclusively to clients of Strategic Advisers, Inc. (Strategic Advisers), an affiliate of Fidelity Management & Research Company (FMR).

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund's Schedule of Investments lists each of the Underlying Funds as an investment of the Fund but does not include the underlying holdings of each Underlying Fund. Events or transactions occurring after period end through the date that the financial statements were issued, October 13, 2009, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. All inputs to value investments as of August 31, 2009, for the Fund are categorized as Level 1 in the disclosure hierarchy. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day. If an Underlying Fund's NAV is unavailable, shares of that fund may be valued by another method that the Board of Trustees believes reflects fair value in accordance with the Board's fair value pricing policies. ETFs are valued at their last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, ETFs are valued at the last quoted bid price.

Semiannual Report

2. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend and realized gain distributions from the Underlying Funds and distributions from the ETFs, if any, are recorded on the ex-dividend date. Interest income is accrued as earned. Interest income includes coupon interest.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds. Although not included in the Fund's expenses, the Fund indirectly bears its proportionate share of the Underlying Funds' expenses through the impact of these expenses on each Underlying Fund's NAV and the value of each ETF. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds and losses deferred due to wash sales.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 238,665,675
Unrealized depreciation	(219,218,451)
Net unrealized appreciation (depreciation)	$ 19,447,224

Cost for federal income tax purposes	$ 2,796,609,230

3. Purchases and Sales of Investments.

Purchases and sales of securities (including the Underlying Fund shares), other than short-term securities, aggregated $1,771,809,408 and $149,358,724, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to Strategic Advisers. The management fee is computed at an annual rate of .25% of the Fund's average net assets. Strategic Advisers, either itself or through an affiliated company, pays all other expenses of the Fund with certain exceptions such as interest expense and independent Trustees' compensation.

Strategic Advisers has contractually agreed to waive its management fee until September 30, 2012.

Strategic Advisers has entered into an administration agreement with FMR under which FMR provides management and administrative services (other than investment advisory services) necessary for the operation of the Fund. FMR also contracts with other Fidelity companies to perform the services necessary for the operation of the Fund. Under this agreement, Strategic Advisers agrees to pay FMR a monthly administration fee. The Fund does not pay any fees for these services.

5. Expense Reductions.

In addition to waiving its management fee, Strategic Advisers has contractually agreed to reimburse the Fund until September 30, 2012 to the extent that annual operating expenses exceed .00% of average net assets. Some expenses, for example interest expense, are excluded from this reimbursement. During the period, this waiver and reimbursement reduced the Fund's expenses by $1,593,808.

Semiannual Report

6. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

PAS International Fund of Funds:

Each year the Board of Trustees, including the Independent Trustees (together, the Board), votes at an in-person meeting on the renewal of the management contract and administration agreement (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly four times per year and considers at each of its meetings factors that it believes are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. While the full Board or the Independent Trustees, as appropriate, act on all major matters, a portion of the activities of the Board (including certain of those described herein) may be conducted through committees.

At its March 2009 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including, but not limited to, (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services and the profits, if any, to be realized by Strategic Advisers, Inc. (Strategic Advisers or SAI) and its affiliates from the relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

The Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Strategic Advisers under the fund's management contract is consistent with Strategic Advisers' fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year.

In its deliberations, the Board did not identify any particular information that was all-important or controlling.

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, Strategic Advisers, and the administrator, Fidelity Management & Research Company (FMR), including the backgrounds of the fund's investment personnel and the fund's investment objectives and disciplines. The Independent Trustees also had discussions with senior management of Strategic Advisers' investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of Strategic Advisers' investment staff, their use of technology, and Strategic Advisers' and FMR's approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Strategic Advisers' analysts have access to a variety of technological tools that enable them to perform both quantitative and qualitative analysis and to specialize in various disciplines.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by Strategic Advisers and its affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Strategic Advisers' supervision of third party service providers; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance, as well as the fund's relative investment performance measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds. Because the fund had been in existence less than three calendar years, the following table, which reflects information considered by the Board, shows, for the one-year period ended September 30, 2008, the fund's total return, the total return of a broad-based securities market index ("benchmark"), and the median total return of a peer group of mutual funds identified by Strategic Advisers as having an investment objective similar to that of the fund.

Fund-specific performance results reviewed by the Board are discussed below, though due to the passage of time, they are likely to differ from performance results for more recent periods, including those shown elsewhere in this report.

Semiannual Report

PAS International Fund of Funds

Total Return % for the One-Year Period Ended September 30, 2008 vs. MSCI EAFE and SAI Diversified International Peer Group Median

Total Returns	1 YEAR
PAS International Fund of Funds (FILFX)	-28.49%
MSCI EAFE	-30.39%
Difference	1.90%

SAI Diversified International Peer Group Median*	-29.83%
Difference	1.34%

% of SAI Peers Beaten by FILFX	65%
% of SAI Peers Beaten by MSCI EAFE	43%

Morningstar Foreign Large Blend Median	-30.22%
Morningstar Foreign Large Growth Median	-30.81%
Morningstar Foreign Large Value Median	-29.24%

* For inclusion in SAI's Diversified International peer group, constituents generally fall into one of several specific Morningstar Categories (Foreign Large Blend, Foreign Large Growth, and Foreign Large Value), and have a minimum $300M in assets and a minimum 3-year life-of-fund. SAI may occasionally make exceptions to these guidelines.

The Board reviewed the fund's relative investment performance against its peer group and observed that the fund out-performed 65% of its peers in the SAI Diversified International Peer Group for the one-year period. The Board considered that the investment performance of the fund was higher than its benchmark for the one-year period shown. The Board also considered that in light of the fund's relatively recent commencement of operations, a more comprehensive analysis of the fund's performance will be possible after the fund has completed an additional year of operations.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by Strategic Advisers and FMR to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to the fund will continue to benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the amount and nature of fees paid by shareholders to Strategic Advisers. The Board considered Strategic Advisers' contractual commitment to waive its management fee and reimburse its other expenses (excluding interest, taxes, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses) until March 31, 2011, which Strategic Advisers estimated would result in the fund having a net operating expense ratio of zero for that period. The Board also considered that Strategic Advisers proposed to extend the fund's fee waiver and expense reimbursement arrangement until March 31, 2012.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review, the Board concluded that the fund's management fee and the total expenses of the fund (giving effect to the fund's fee waiver and expense reimbursement arrangements) were fair and reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered information regarding the revenues earned and expenses incurred by Strategic Advisers and its affiliates attributable to the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders.

Strategic Advisers presented information to the Board on its profitability for managing the fund. Strategic Advisers calculates the profitability for the fund using a series of detailed revenue and cost allocation methodologies. Strategic Advisers noted that it employs the same corporate reporting of revenues and expenses as those used by the Fidelity Group of Funds.

The Board concluded that the costs of the services provided by and the profits realized by Strategic Advisers and its affiliates in connection with the operation of the fund were not relevant to the renewal of the fund's Advisory Contracts because the fund does not pay management fees and Strategic Advisers pays all other expenses of the fund, with limited exceptions.

Possible Fall-Out Benefits. The Board considered information regarding the potential of direct and indirect benefits to Strategic Advisers and its affiliates from their relationships with the fund, including non-advisory fee compensation paid to affiliates of Strategic Advisers, if any. The Board considered the receipt of these benefits in light of Strategic Advisers' and its affiliates' profitability and other considerations described above. The Board noted that Strategic Advisers did not calculate potential fall-out benefit revenue because Strategic Advisers did not believe that the management of the fund had resulted in significant quantifiable fall-out benefits to the businesses of Strategic Advisers and its affiliates.

Possible Economies of Scale. The Board concluded that the realization of economies of scale was not relevant to the renewal of the fund's Advisory Contracts because the fund does not pay management fees and Strategic Advisers pays all other expenses of the fund, with limited exceptions.

Conclusion. Based on its evaluation of all of the considerations noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Strategic Advisers, Inc.
Boston, MA

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York Mellon
New York, NY

FOI-SANN-1009
1.824712.103

PAS International Fidelity Fund of Funds®

Managed exclusively for certain clients of Strategic Advisers, Inc. - not available for sale to the general public

Semiannual Report

August 31, 2009

Strategic Advisers, Inc.

A Fidelity Investments Company

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

Third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2009 to August 31, 2009).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying affiliated funds (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying affiliated funds (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value March 1, 2009	Ending Account Value August 31, 2009	Expenses Paid During Period* March 1, 2009 to August 31, 2009
Actual	.00%	$ 1,000.00	$ 1,538.20	$ .00
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,025.21	$ .00

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Top Ten Fund Holdings as of August 31, 2009
	% of fund's investments	% of fund's investments 6 months ago
Fidelity® Diversified International Fund	19.3	18.9
Fidelity International Discovery Fund	18.5	16.4
Spartan® International Index Fund Investor Class	16.2	14.4
Fidelity Advisor Overseas Fund Institutional Class	14.1	11.8
Fidelity Overseas Fund	8.7	6.7
Fidelity International Value Fund	7.3	13.3
Fidelity International Capital Appreciation Fund	5.6	4.6
Fidelity Japan Fund	3.2	3.2
Fidelity Emerging Markets Fund	1.5	1.3
Fidelity Japan Smaller Companies Fund	1.4	1.2
	95.8
Asset Allocation (% of fund's investments)
As of August 31, 2009	As of February 28, 2009
Foreign Large Blend Funds 59.9%	Foreign Large Blend Funds 55.7%
Foreign Large Growth Funds 24.9%	Foreign Large Growth Funds 23.5%
Foreign Large Value Funds 7.3%	Foreign Large Value Funds 13.3%
Other 6.1%	Other 5.7%
Sector Funds 1.0%	Sector Funds 1.0%
Foreign Small Mid Growth Funds 0.8%	Foreign Small Mid Growth Funds 0.8%

Asset allocations in the pie charts reflect the categorizations of assets as defined by Morningstar as of the reporting dates indicated above.

Semiannual Report

Investments August 31, 2009 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 100.0%
	Shares	Value
Foreign Large Blend Funds - 59.9%
Fidelity Advisor Diversified International Fund Institutional Class	723,468	$ 10,186,425
Fidelity Advisor Overseas Fund Institutional Class	6,557,607	103,151,155
Fidelity Canada Fund	156,759	6,993,012
Fidelity International Discovery Fund	4,782,989	135,884,731
Fidelity Overseas Fund	2,103,065	63,996,279
Spartan International Index Fund Investor Class	3,693,024	119,136,958
TOTAL FOREIGN LARGE BLEND FUNDS		439,348,560
Foreign Large Growth Funds - 24.9%
Fidelity Diversified International Fund	5,406,622	141,653,494
Fidelity International Capital Appreciation Fund	3,822,007	40,666,155
TOTAL FOREIGN LARGE GROWTH FUNDS		182,319,649
Foreign Large Value Funds - 7.3%
Fidelity International Value Fund	7,044,214	53,465,586
Foreign Small Mid Growth Funds - 0.8%
Fidelity International Small Cap Opportunities Fund	797,496	6,212,493
Sector Funds - 1.0%
Fidelity International Real Estate Fund (a)	870,718	7,305,321
Other - 6.1%
Fidelity Emerging Markets Fund	567,548	10,834,494
Fidelity Japan Fund	2,166,947	23,316,350
Fidelity Japan Smaller Companies Fund	1,145,322	10,193,365
TOTAL OTHER		44,344,209
TOTAL EQUITY FUNDS (Cost $840,878,580)		732,995,818
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $840,878,580)		$ 732,995,818
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information
At February 28, 2009, the fund had a capital loss carryforward of approximately $11,206,459 all of which will expire on February 28, 2017.
The fund intends to elect to defer to its fiscal year ending February 28, 2010 approximately $15,620,863 of losses recognized during the period November 1, 2008 to February 28, 2009.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	August 31, 2009 (Unaudited)

Assets
Investment in affiliated securities, at value (cost $840,878,580) - See accompanying schedule		$ 732,995,818
Receivable for fund shares sold		552,310
Total assets		733,548,128

Liabilities
Payable for investments purchased	$ 158,464
Payable for fund shares redeemed	393,841
Total liabilities		552,305

Net Assets		$ 732,995,823
Net Assets consist of:
Paid in capital		$ 907,620,138
Distributions in excess of net investment income		(164,592)
Accumulated undistributed net realized gain (loss) on investments		(66,576,961)
Net unrealized appreciation (depreciation) on investments		(107,882,762)
Net Assets, for 107,698,615 shares outstanding		$ 732,995,823
Net Asset Value, offering price and redemption price per share ($732,995,823 ÷ 107,698,615 shares)		$ 6.81

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended August 31, 2009 (Unaudited)

Investment Income
Dividends from underlying funds		$ 130,499

Expenses
Management fee	$ 491,910
Independent trustees' compensation	3,784
Total expenses before reductions	495,694
Expense reductions	(495,694)	-
Net investment income (loss)		130,499
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares		(23,036,807)
Change in net unrealized appreciation (depreciation) on underlying funds		189,544,876
Net gain (loss)		166,508,069
Net increase (decrease) in net assets resulting from operations		$ 166,638,568

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2009 (Unaudited)	Year ended February 28, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 130,499	$ 6,894,860
Net realized gain (loss)	(23,036,807)	(43,251,176)
Change in net unrealized appreciation (depreciation)	189,544,876	(248,901,706)
Net increase (decrease) in net assets resulting from operations	166,638,568	(285,258,022)
Distributions to shareholders from net investment income	(925,023)	(6,176,471)
Distributions to shareholders from net realized gain	-	(23,455,626)
Total distributions	(925,023)	(29,632,097)
Share transactions Proceeds from sales of shares	369,734,743	297,004,584
Reinvestment of distributions	923,119	29,590,890
Cost of shares redeemed	(81,355,830)	(152,254,953)
Net increase (decrease) in net assets resulting from share transactions	289,302,032	174,340,521
Total increase (decrease) in net assets	455,015,577	(140,549,598)

Net Assets
Beginning of period	277,980,246	418,529,844
End of period (including distributions in excess of net investment income of $164,592 and undistributed net investment income of $629,932, respectively)	$ 732,995,823	$ 277,980,246
Other Information Shares
Sold	59,150,009	38,888,675
Issued in reinvestment of distributions	175,498	3,635,866
Redeemed	(14,276,788)	(21,945,229)
Net increase (decrease)	45,048,719	20,579,312

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

Six months ended August 31, 2009

Years ended February 28,

(Unaudited)

2009

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 4.44	$ 9.95	$ 10.00
Income from Investment Operations
Net investment income (loss) D	- H	.12	.16
Net realized and unrealized gain (loss)	2.39	(5.03)	.14
Total from investment operations	2.39	(4.91)	.30
Distributions from net investment income	(.02)	(.10)	(.14)
Distributions from net realized gain	-	(.50)	(.21)
Total distributions	(.02)	(.60)	(.35)
Net asset value, end of period	$ 6.81	$ 4.44	$ 9.95
Total Return B,C	53.82%	(52.13)%	2.67%
Ratios to Average Net Assets G
Expenses before reductions	.25% A	.25%	.26% A
Expenses net of contractual waivers	.00% A	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00% A
Net investment income (loss)	.07% A	1.63%	1.50% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 732,996	$ 277,980	$ 418,530
Portfolio turnover rate E	27% A	20%	14% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the portfolio activity of the underlying funds.

F For the period March 8, 2007 (commencement of operations) to February 29, 2008.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts contractually reimbursed by the investment adviser and do not represent the amount paid by the Fund during periods when reimbursements occur. Expenses net of contractual waivers reflect expenses after reimbursement by the investment adviser. Expenses net of all reductions represent the net expenses paid by the Fund. Fees and expenses of the Underlying Funds are not included in the Fund's annualized ratios. The Fund indirectly bears its proportionate share of the expenses of the Underlying Funds.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2009 (Unaudited)

1. Organization.

PAS International Fidelity Fund of Funds (the Fund) is a fund of Fidelity Rutland Square Trust (the trust), an open-end management investment company organized as a Delaware statutory trust. The Fund invests in affiliated mutual funds (the Underlying Funds) and operates under Section 10(d) of the Investment Company Act of 1940. The Fund's investments in the Underlying Funds were not subject to front-end sales charges or contingent deferred sales charges. The Fund is offered exclusively to clients of Strategic Advisers, Inc. (Strategic Advisers), an affiliate of Fidelity Management & Research Company (FMR).

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund's Schedule of Investments lists each of the Underlying Funds as an investment of the Fund but does not include the underlying holdings of each Underlying Fund. Events or transactions occurring after period end through the date that the financial statements were issued, October 13, 2009, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. All inputs to value investments as of August 31, 2009, for the Fund are categorized as Level 1 in the disclosure hierarchy. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend and realized gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned. Interest income includes coupon interest.

Semiannual Report

2. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds. Although not included in the Fund's expenses, the Fund indirectly bears its proportionate share of the Underlying Funds' expenses through the impact of these expenses on each Underlying Fund's NAV. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 29,800,710
Unrealized depreciation	(154,100,225)
Net unrealized appreciation (depreciation)	$ (124,299,515)

Cost for federal income tax purposes	$ 857,295,333

3. Purchases and Sales of Investments.

Purchases and sales of securities (including the Underlying Fund shares), other than short-term securities, aggregated $344,234,404 and $55,726,897, respectively.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to Strategic Advisers. The management fee is computed at an annual rate of .25% of the Fund's average net assets. Strategic Advisers, either itself or through an affiliated company, pays all other expenses of the Fund with certain exceptions such as interest expense and independent Trustees' compensation.

Strategic Advisers has contractually agreed to waive its management fee until September 30, 2012.

Strategic Advisers has entered into an administration agreement with FMR under which FMR provides management and administrative services (other than investment advisory services) necessary for the operation of the Fund. FMR also contracts with other Fidelity companies to perform the services necessary for the operation of the Fund. Under this agreement, Strategic Advisers agrees to pay FMR a monthly administration fee. The Fund does not pay any fees for these services.

5. Expense Reductions.

In addition to waiving its management fee, Strategic Advisers has contractually agreed to reimburse the Fund until September 30, 2012 to the extent that annual operating expenses exceed .00% of average net assets. Some expenses, for example interest expense, are excluded from this reimbursement. During the period, this waiver and reimbursement reduced the Fund's expenses by $495,694.

6. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

The Fund does not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Fund within its principal investment strategies may represent a significant portion of an Underlying Fund's net assets. At the end of the period, the Fund was the owner of record of approximately 11% and 29% of the total outstanding shares of Fidelity International Capital Appreciation Fund and Fidelity International Value Fund, respectively.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Each year the Board of Trustees, including the Independent Trustees (together, the Board), votes at an in-person meeting on the renewal of the management contract and administration agreement (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly four times per year and considers at each of its meetings factors that it believes are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. While the full Board or the Independent Trustees, as appropriate, act on all major matters, a portion of the activities of the Board (including certain of those described herein) may be conducted through committees.

At its March 2009 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including, but not limited to, (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services and the profits, if any, to be realized by Strategic Advisers, Inc. (Strategic Advisers or SAI) and its affiliates from the relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

The Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Strategic Advisers under the fund's management contract is consistent with Strategic Advisers' fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year.

In its deliberations, the Board did not identify any particular information that was all-important or controlling.

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, Strategic Advisers, and the administrator, Fidelity Management & Research Company (FMR), including the backgrounds of the fund's investment personnel and the fund's investment objectives and disciplines. The Independent Trustees also had discussions with senior management of Strategic Advisers' investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Semiannual Report

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of Strategic Advisers' investment staff, their use of technology, and Strategic Advisers' and FMR's approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Strategic Advisers' analysts have access to a variety of technological tools that enable them to perform both quantitative and qualitative analysis and to specialize in various disciplines.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by Strategic Advisers and its affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Strategic Advisers' supervision of third party service providers; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance, as well as the fund's relative investment performance measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds. Because the fund had been in existence less than three calendar years, the following table, which reflects information considered by the Board, shows, for the one-year period ended September 30, 2008, the fund's total return, the total return of a broad-based securities market index ("benchmark"), and the median total return of a peer group of mutual funds identified by Strategic Advisers as having an investment objective similar to that of the fund.

Fund-specific performance results reviewed by the Board are discussed below, though due to the passage of time, they are likely to differ from performance results for more recent periods, including those shown elsewhere in this report.

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

PAS International Fidelity Fund of Funds

Total Return % for the One-Year Period Ended September 30, 2008 vs. MSCI EAFE and SAI Diversified International Peer Group Median

Total Returns	1 YEAR
PAS International Fidelity Fund of Funds (FUSIX)	-31.51%
MSCI EAFE	-30.39%
Difference	-1.12%

SAI Diversified International Peer Group Median*	-29.83%
Difference	-1.68%

% of SAI Peers Beaten by FUSIX	32%
% of SAI Peers Beaten by MSCI EAFE	43%

Morningstar Foreign Large Blend Median	-30.22%
Morningstar Foreign Large Growth Median	-30.81%
Morningstar Foreign Large Value Median	-29.24%

* For inclusion in SAI's Diversified International peer group, constituents generally fall into one of several specific Morningstar Categories (Foreign Large Blend, Foreign Large Growth, and Foreign Large Value), and have a minimum $300M in assets and a minimum 3-year life-of-fund. SAI may occasionally make exceptions to these guidelines.

The Board reviewed the fund's relative investment performance against its peer group and observed that the fund under-performed 68% of its peers in the SAI Diversified International Peer Group for the one-year period. The Board considered that the investment performance of the fund was lower than its benchmark for the one-year period shown. The Board also considered that in light of the fund's relatively recent commencement of operations, a more comprehensive analysis of the fund's performance will be possible after the fund has completed an additional year of operations.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by Strategic Advisers and FMR to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to the fund will continue to benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the amount and nature of fees paid by shareholders to Strategic Advisers. The Board considered Strategic Advisers' contractual commitment to waive its management fee and reimburse its other expenses (excluding interest, taxes, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses) until March 31, 2011, which Strategic Advisers estimated would result in the fund having a net operating expense ratio of zero for that period. The Board also considered that Strategic Advisers proposed to extend the fund's fee waiver and expense reimbursement arrangement until March 31, 2012.

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Based on its review, the Board concluded that the fund's management fee and the total expenses of the fund (giving effect to the fund's fee waiver and expense reimbursement arrangements) were fair and reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered information regarding the revenues earned and expenses incurred by Strategic Advisers and its affiliates attributable to the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders.

Strategic Advisers presented information to the Board on its profitability for managing the fund. Strategic Advisers calculates the profitability for the fund using a series of detailed revenue and cost allocation methodologies. Strategic Advisers noted that it employs the same corporate reporting of revenues and expenses as those used by the Fidelity Group of Funds.

The Board concluded that the costs of the services provided by and the profits realized by Strategic Advisers and its affiliates in connection with the operation of the fund were not relevant to the renewal of the fund's Advisory Contracts because the fund does not pay management fees and Strategic Advisers pays all other expenses of the fund, with limited exceptions.

Possible Fall-Out Benefits. The Board considered information regarding the potential of direct and indirect benefits to Strategic Advisers and its affiliates from their relationships with the fund, including non-advisory fee compensation paid to affiliates of Strategic Advisers, if any. The Board considered the receipt of these benefits in light of Strategic Advisers' and its affiliates' profitability and other considerations described above. The Board noted that Strategic Advisers did not calculate potential fall-out benefit revenue because Strategic Advisers did not believe that the management of the fund had resulted in significant quantifiable fall-out benefits to the businesses of Strategic Advisers and its affiliates.

Possible Economies of Scale. The Board concluded that the realization of economies of scale was not relevant to the renewal of the fund's Advisory Contracts because the fund does not pay management fees and Strategic Advisers pays all other expenses of the fund, with limited exceptions.

Conclusion. Based on its evaluation of all of the considerations noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Strategic Advisers, Inc.
Boston, MA

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York Mellon
New York, NY

PAI-SANN-1009
1.843744.102

PAS Small Cap Fund of Funds®

Managed exclusively for certain clients of Strategic Advisers, Inc. - not available for sale to the general public

Semiannual Report

August 31, 2009

Strategic Advisers, Inc.

A Fidelity Investments Company

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2009 to August 31, 2009).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying affiliated and unaffiliated mutual funds and exchange-traded funds (ETFs) (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying affiliated and unaffiliated mutual funds and exchange-traded funds (ETFs) (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

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Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value March 1, 2009	Ending Account Value August 31, 2009	Expenses Paid During Period* March 1, 2009 to August 31, 2009
Actual	.00%	$ 1,000.00	$ 1,497.30	$ .00
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,025.21	$ .00

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Top Ten Fund Holdings as of August 31, 2009
	% of fund's investments	% of fund's investments 6 months ago
iShares Russell 2000 Value Index ETF	8.5	5.8
iShares Russell 2000 Growth Index ETF	6.9	4.0
Champlain Small Company Fund Advisor Class	6.1	7.8
William Blair Small Cap Growth Fund Class N	4.7	3.5
T. Rowe Price Small-Cap Value Fund	3.9	4.5
Perritt MicroCap Opportunities Fund	3.5	2.0
FBR Small Cap Financial Fund	3.0	0.2
MFS New Discovery Fund A Shares	3.0	0.0
Fidelity Small Cap Value Fund	2.9	0.0
Turner Small Cap Growth Fund Class I	2.8	2.6
	45.3
Asset Allocation (% of fund's investments)
As of August 31, 2009	As of February 28, 2009
Small Growth Funds 41.6%	Small Growth Funds 42.1%
Small Blend Funds 22.2%	Small Blend Funds 26.3%
Small Value Funds 21.7%	Small Value Funds 17.5%
Sector Funds 11.3%	Sector Funds 7.1%
Mid-Cap Blend Funds 3.2%	Mid-Cap Blend Funds 3.9%
Mid-Cap Growth Funds 0.0%	Mid-Cap Growth Funds 3.1%
Short-Term Funds 0.0%	Short-Term Funds 0.0%

Asset allocations in the pie charts reflect the categorizations of assets as defined by Morningstar as of the reporting dates indicated above.

Semiannual Report

Investments August 31, 2009 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 100.0%
	Shares	Value
Mid-Cap Blend Funds - 3.2%
FMI Common Stock Fund	825,590	$ 16,693,428
Kinetics Small Cap Opportunities Fund	82	1,544
Royce Premier Fund	429,356	6,332,997
Westport Select Cap Fund Class R (a)	359,197	6,659,509
TOTAL MID-CAP BLEND FUNDS		29,687,478
Mid-Cap Growth Funds - 0.0%
FBR Focus Fund	9,427	361,058
Sector Funds - 11.3%
FBR Small Cap Financial Fund	1,632,048	28,528,197
Fidelity Advisor Real Estate Fund Institutional Class (b)	1,242,718	13,819,029
Forward Banking and Finance Fund Class A	124,091	1,776,983
John Hancock Regional Bank Class A	1,503,271	20,564,743
RS Technology Fund Class A	2,016,856	25,271,202
SPDR S&P Biotech ETF	288,300	15,588,381
TOTAL SECTOR FUNDS		105,548,535
Small Blend Funds - 22.2%
Aston/TAMRO Small Cap Fund Class N (a)	545,796	8,066,862
CRM Small Cap Value Fund Investor Class	176	2,899
ING Small Company Fund Class A	1,131,192	11,357,170
iShares Russell Microcap Index ETF	233,300	8,692,758
JPMorgan Small Capital Equity Fund Class A (a)	39	1,017
Keeley Small Cap Value Fund Class A (a)	1,136,508	20,673,077
Natixis Vaughan Nelson Small Cap Value Fund Class A (a)	505,425	10,199,484
Perritt Emerging Opportunities Fund (a)	1,492,088	11,414,475
Perritt MicroCap Opportunities Fund (a)	1,671,494	32,543,984
Royce Micro-Cap Fund Service Class	1,686,164	20,166,524
Royce Value Fund Service Class (a)	2,348,174	21,250,977
RS Partners Fund Class A	985,615	23,526,633
T. Rowe Price Small-Cap Value Fund	1,358,169	36,792,786
Wells Fargo Small Cap Value Fund Class A (a)	173,186	3,867,242
TOTAL SMALL BLEND FUNDS		208,555,888
Small Growth Funds - 41.6%
Alger Small Cap Growth Institutional Fund Class I (a)	1,094,848	21,645,147
Baron Growth Fund	175,454	6,565,501
Baron Small Cap Fund	821,106	14,032,694
BlackRock Funds Small Cap Growth Equity Fund Investor Class A (a)	1,093	17,588
Equity Funds - continued
	Shares	Value
Small Growth Funds - continued
Buffalo Small Cap Fund (a)	704,044	$ 15,207,348
Champlain Small Company Fund Advisor Class	5,311,438	57,416,643
Franklin Small Cap Growth Fund II Class A	364	2,798
ING SmallCap Opportunities Fund Class A (a)	501,100	13,043,641
iShares Russell 2000 Growth Index ETF	1,046,400	64,541,952
Lord Abbett Small Cap Blend Fund (a)	1,434,740	17,389,045
Managers AMG Essex Small/Micro Cap Growth Fund Class A (a)	406,946	5,461,214
MFS New Discovery Fund A Shares (a)	1,708,293	27,708,509
Munder Micro-Cap Equity Fund Class A	89	1,866
Oberweis Emerging Growth Fund	1,036,316	14,363,334
Perimeter Small Cap Growth Fund Investor Shares (a)	1,658,597	13,915,631
Royce Value Plus Fund Service Class	959,555	9,816,252
RS Emerging Growth Fund Class A (a)	846,322	23,248,478
The Brown Capital Management Small Co. Fund Institutional Shares	130,261	4,071,946
Turner Small Cap Growth Fund Class I (a)	1,104,563	26,122,905
Wasatch Small Cap Growth Fund	174,799	4,731,818
William Blair Small Cap Growth Fund Class N	2,407,887	43,727,223
Winslow Green Growth Fund Investor Class	594,849	6,959,732
TOTAL SMALL GROWTH FUNDS		389,991,265
Small Value Funds - 21.7%
Allianz NFJ Small-Cap Value Fund Admin Class	13,341	283,638
Aston/River Road Small Cap Value Class N	491,479	5,032,743
Fidelity Small Cap Value Fund (b)	2,322,738	27,152,809
Goldman Sachs Small Cap Value Fund Class A	786,684	22,483,432
HighMark Small Cap Value Fund Class A	2,298,679	22,366,147
iShares Russell 2000 Value Index ETF	1,471,900	79,615,070
Northern Small Cap Value Fund	2,138,588	24,401,289
Royce Opportunity Fund Service Class	2,840,493	22,496,702
TOTAL SMALL VALUE FUNDS		203,831,830
TOTAL EQUITY FUNDS (Cost $932,510,591)		937,976,054
Short-Term Funds - 0.0%
	Shares	Value
Fidelity Institutional Money Market Portfolio Class I (b) (Cost $3,170)	3,170	$ 3,170
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $932,513,761)		$ 937,979,224
Security Type Abbreviation ETF - Exchange Traded Fund
Legend
(a) Non-income producing
(b) Affiliated company
Affiliated Underlying Funds
Information regarding fiscal year to date income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Fund	Income Earned
Fidelity Advisor Real Estate Fund Institutional Class	$ 30,783
Fidelity Institutional Money Market Portfolio Class I	3,404
$ 34,187
Additional information regarding the Fund's fiscal year to date purchases and sales of the affiliated non Money Market Underlying Funds is as follows:
	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period
Fund
Fidelity Advisor Real Estate Fund Institutional Class	$ 1,201,956	$ 9,633,301	$ -	$ 13,819,029
Fidelity Small Cap Value Fund	-	26,328,843	4,475,377	27,152,809
Total	$ 1,201,956	$ 35,962,144	$ 4,475,377	$ 40,971,838
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information
At February 28, 2009, the fund had a capital loss carryforward of approximately $24,453,515 all of which will expire on February 28, 2017.
The fund intends to elect to defer to its fiscal year ending February 28, 2010 approximately $19,549,852 of losses recognized during the period November 1, 2008 to February 28, 2009.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	August 31, 2009 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated Underlying Funds (cost $896,667,662)	$ 897,004,216
Affiliated Underlying Funds (cost $35,846,099)	40,975,008
Total investments (cost $932,513,761)		$ 937,979,224
Receivable for fund shares sold		1,763,389
Total assets		939,742,613

Liabilities
Payable for investments purchased	$ 1,216,914
Payable for fund shares redeemed	546,487
Total liabilities		1,763,401

Net Assets		$ 937,979,212
Net Assets consist of:
Paid in capital		$ 970,319,046
Undistributed net investment income		954,754
Accumulated undistributed net realized gain (loss) on investments		(38,760,051)
Net unrealized appreciation (depreciation) on investments		5,465,463
Net Assets, for 112,473,618 shares outstanding		$ 937,979,212
Net Asset Value, offering price and redemption price per share ($937,979,212 ÷ 112,473,618 shares)		$ 8.34

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended August 31, 2009 (Unaudited)

Investment Income
Dividends from underlying funds:
Unaffiliated		$ 920,490
Affiliated		34,187
Interest		77
Total income		954,754

Expenses
Management fee	$ 989,849
Independent trustees' compensation	7,958
Total expenses before reductions	997,807
Expense reductions	(997,807)	-
Net investment income (loss)		954,754
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares
Unaffiliated	6,593,303
Affiliated	1,138,589
Realized gain distributions from unaffiliated underlying funds	9,732	7,741,624
Change in net unrealized appreciation (depreciation) on underlying funds:		294,519,993
Net gain (loss)		302,261,617
Net increase (decrease) in net assets resulting from operations		$ 303,216,371

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended August 31, 2009 (Unaudited)	Year ended February 28, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 954,754	$ 2,260,611
Net realized gain (loss)	7,741,624	(45,118,025)
Change in net unrealized appreciation (depreciation)	294,519,993	(236,256,628)
Net increase (decrease) in net assets resulting from operations	303,216,371	(279,114,042)
Distributions to shareholders from net investment income	-	(2,553,943)
Distributions to shareholders from net realized gain	-	(14,703,263)
Total distributions	-	(17,257,206)
Share transactions Proceeds from sales of shares	252,710,391	640,823,137
Reinvestment of distributions	-	17,226,130
Cost of shares redeemed	(177,833,423)	(161,676,541)
Net increase (decrease) in net assets resulting from share transactions	74,876,968	496,372,726
Total increase (decrease) in net assets	378,093,339	200,001,478

Net Assets
Beginning of period	559,885,873	359,884,395
End of period (including undistributed net investment income of $954,754 and $0, respectively)	$ 937,979,212	$ 559,885,873
Other Information Shares
Sold	36,640,756	84,158,648
Issued in reinvestment of distributions	-	1,966,117
Redeemed	(24,628,269)	(21,675,295)
Net increase (decrease)	12,012,487	64,449,470

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

Six months ended August 31, 2009

Years ended February 28,

(Unaudited)

2009

2008 H

2007

2006 F

Selected Per-Share Data
Net asset value, beginning of period	$ 5.57	$ 9.99	$ 11.77	$ 11.31	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.01	.04	.03	.02	- I
Net realized and unrealized gain (loss)	2.76	(4.05)	(1.17)	.75	1.46
Total from investment operations	2.77	(4.01)	(1.14)	.77	1.46
Distributions from net investment income	-	(.04)	(.03)	(.01)	-
Distributions from net realized gain	-	(.38)	(.61)	(.30)	(.15)
Total distributions	-	(.41) J	(.64)	(.31)	(.15)
Net asset value, end of period	$ 8.34	$ 5.57	$ 9.99	$ 11.77	$ 11.31
Total Return B,C	49.73%	(41.74)%	(10.38)%	6.86%	14.69%
Ratios to Average Net Assets G
Expenses before reductions	.25%A	.25%	.26%	.26%	.37%A
Expenses net of contractual waivers	.00%A	.00%	.00%	.00%	.00%A
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%A
Net investment income (loss)	.24% A	.50%	.30%	.17%	.03%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 937,979	$ 559,886	$ 359,884	$ 303,861	$ 230,571
Portfolio turnover rate E	83% A	55%	20%	27%	10%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the portfolio activity of the underlying funds.

F For the period June 23, 2005 (commencement of operations) to February 28, 2006.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts contractually reimbursed by the investment adviser and do not represent the amount paid by the Fund during periods when reimbursements occur. Expenses net of contractual waivers reflect expenses after reimbursement by the investment adviser. Expenses net of all reductions represent the net expenses paid by the Fund. Fees and expenses of the Underlying Funds are not included in the Fund's annualized ratios. The Fund indirectly bears its proportionate share of the expenses of the Underlying Funds.

H For the year ended February 29.

I Amount represents less than $.01 per share.

J Total distributions of $.41 per share is comprised of distributions from net investment income of $.035 and distributions from net realized gain of $.375 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2009 (Unaudited)

1. Organization.

PAS Small Cap Fund of Funds (the Fund) is a fund of Fidelity Rutland Square Trust (the trust), an open-end management investment company organized as a Delaware statutory trust. The Fund invests in affiliated and unaffiliated mutual funds (the Underlying Funds) and exchange-traded funds (ETFs) and operates under Section 10(d) of the Investment Company Act of 1940. The Fund's investments in the Underlying Funds were not subject to front-end sales charges or contingent deferred sales charges. The Fund is offered exclusively to clients of Strategic Advisers, Inc. (Strategic Advisers), an affiliate of Fidelity Management & Research Company (FMR).

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund's Schedule of Investments lists each of the Underlying Funds as an investment of the Fund but does not include the underlying holdings of each Underlying Fund. Events or transactions occurring after period end through the date that the financial statements were issued, October 13, 2009, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. All inputs to value investments as of August 31, 2009, for the Fund are categorized as Level 1 in the disclosure hierarchy. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day. If an Underlying Fund's NAV is unavailable, shares of that fund may be valued by another method that the Board of Trustees believes reflects fair value in accordance with the Board's fair value pricing policies. ETFs are valued at their last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, ETFs are valued at the last quoted bid price.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend and realized gain distributions from the Underlying Funds and distributions from the ETFs, if any, are recorded on the ex-dividend date. Interest income is accrued as earned. Interest income includes coupon interest.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds. Although not included in the Fund's expenses, the Fund indirectly bears its proportionate share of the Underlying Funds' expenses through the impact of these expenses on each Underlying Fund's NAV and the value of each ETF. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Semiannual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 96,809,743
Unrealized depreciation	(93,138,019)
Net unrealized appreciation (depreciation)	$ 3,671,724

Cost for federal income tax purposes	$ 934,307,500

3. Purchases and Sales of Investments.

Purchases and sales of securities (including the Underlying Fund shares), other than short-term securities, aggregated $402,886,010 and $327,044,549, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to Strategic Advisers. The management fee is computed at an annual rate of .25% of the Fund's average net assets. Strategic Advisers, either itself or through an affiliated company, pays all other expenses of the Fund with certain exceptions such as interest expense and independent Trustees' compensation.

Strategic Advisers has contractually agreed to waive its management fee until September 30, 2012.

Strategic Advisers has entered into an administration agreement with FMR under which FMR provides management and administrative services (other than investment advisory services) necessary for the operation of the Fund. FMR also contracts with other Fidelity companies to perform the services necessary for the operation of the Fund. Under this agreement, Strategic Advisers agrees to pay FMR a monthly administration fee. The Fund does not pay any fees for these services.

5. Expense Reductions.

In addition to waiving its management fee, Strategic Advisers has contractually agreed to reimburse the Fund until September 30, 2012 to the extent that annual operating expenses exceed .00% of average net assets. Some expenses, for example interest expense, are excluded from this reimbursement. During the period, this waiver and reimbursement reduced the Fund's expenses by $997,807.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

PAS Small Cap Fund of Funds:

Each year the Board of Trustees, including the Independent Trustees (together, the Board), votes at an in-person meeting on the renewal of the management contract and administration agreement (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly four times per year and considers at each of its meetings factors that it believes are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. While the full Board or the Independent Trustees, as appropriate, act on all major matters, a portion of the activities of the Board (including certain of those described herein) may be conducted through committees.

At its March 2009 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including, but not limited to, (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services and the profits, if any, to be realized by Strategic Advisers, Inc. (Strategic Advisers or SAI) and its affiliates from the relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

The Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Strategic Advisers under the fund's management contract is consistent with Strategic Advisers' fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year.

In its deliberations, the Board did not identify any particular information that was all-important or controlling.

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, Strategic Advisers, and the administrator, Fidelity Management & Research Company (FMR), including the backgrounds of the fund's investment personnel and the fund's investment objectives and disciplines. The Independent Trustees also had discussions with senior management of Strategic Advisers' investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of Strategic Advisers' investment staff, their use of technology, and Strategic Advisers' and FMR's approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Strategic Advisers' analysts have access to a variety of technological tools that enable them to perform both quantitative and qualitative analysis and to specialize in various disciplines.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by Strategic Advisers and its affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Strategic Advisers' supervision of third party service providers; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance, as well as the fund's relative investment performance measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds. The following table, which reflects information considered by the Board, shows, for the one- and three-year periods ended September 30, 2008, the fund's total return, the total return of a broad-based securities market index ("benchmark"), and the median total return of a peer group of mutual funds identified by Strategic Advisers as having an investment objective similar to that of the fund.

Fund-specific performance results reviewed by the Board are discussed below, though due to the passage of time, they are likely to differ from performance results for more recent periods, including those shown elsewhere in this report.

Semiannual Report

PAS Small Cap Fund of Funds

Total Return % for the Periods Ended September 30, 2008 vs. Russell 2000 Index and SAI Small Cap SuperGroup Median

Total Returns	1 YEAR	3 YEARS
PAS Small Cap Fund of Funds (FSCFX)	-18.86%	-0.70%
Russell 2000 Index	-14.48%	1.83%
Difference	-4.38%	-2.53%

SAI Small Cap SuperGroup Median*	-19.72%	-0.22%
Difference	0.86%	-0.48%

% of SAI Small Cap SuperGroup Peers Beaten by FSCFX	55%	42%
% of SAI Small Cap SuperGroup Peers Beaten by Russell 2000	80%	71%

Morningstar Small Cap Blend Median	-18.24%	0.15%
Morningstar Small Cap Growth Median	-22.75%	-0.59%
Morningstar Small Cap Value Median	-15.59%	0.11%
Morningstar Small Cap SuperGroup Median**	-19.32%	-0.24%

* SAI Small Cap SuperGroup is composed of the 349 distinct funds found in SAI's Small Cap Core, Value and Growth peer groups. The constituents of the SAI Small Cap SuperGroup generally will fall into one of several specific Morningstar Categories (Small Blend, Small Value, Small Growth), have a median market capitalization range of up to $2.5B, have a minimum of $100M in assets, and have a minimum 3-year life-of-fund. SAI may occasionally make exceptions to these guidelines.

** Morningstar Small Cap SuperGroup is composed of 2,103 share classes of funds in Morningstar's Small Cap Blend, Value, and Growth categories.

The Board reviewed the fund's relative investment performance against its peer group and observed that the fund out-performed 55% of its peers in the SAI Small Cap SuperGroup for the one-year period and that the fund under-performed 58% of its peers for the three-year period. The Board also considered that the investment performance of the fund was lower than its benchmark for all the periods shown.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by Strategic Advisers and FMR to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to the fund will continue to benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the amount and nature of fees paid by shareholders to Strategic Advisers. The Board considered Strategic Advisers' contractual commitment to waive its management fee and reimburse its other expenses (excluding interest, taxes, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses) until March 31, 2011, which Strategic Advisers estimated would result in the fund having a net operating expense ratio of zero for that period. The Board also considered that Strategic Advisers proposed to extend the fund's fee waiver and expense reimbursement arrangement until March 31, 2012.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review, the Board concluded that the fund's management fee and the total expenses of the fund (giving effect to the fund's fee waiver and expense reimbursement arrangements) were fair and reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered information regarding the revenues earned and expenses incurred by Strategic Advisers and its affiliates attributable to the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders.

Strategic Advisers presented information to the Board on its profitability for managing the fund. Strategic Advisers calculates the profitability for the fund using a series of detailed revenue and cost allocation methodologies. Strategic Advisers noted that it employs the same corporate reporting of revenues and expenses as those used by the Fidelity Group of Funds.

The Board concluded that the costs of the services provided by and the profits realized by Strategic Advisers and its affiliates in connection with the operation of the fund were not relevant to the renewal of the fund's Advisory Contracts because the fund does not pay management fees and Strategic Advisers pays all other expenses of the fund, with limited exceptions.

Possible Fall-Out Benefits. The Board considered information regarding the potential of direct and indirect benefits to Strategic Advisers and its affiliates from their relationships with the fund, including non-advisory fee compensation paid to affiliates of Strategic Advisers, if any. The Board considered the receipt of these benefits in light of Strategic Advisers' and its affiliates' profitability and other considerations described above. The Board noted that Strategic Advisers did not calculate potential fall-out benefit revenue because Strategic Advisers did not believe that the management of the fund had resulted in significant quantifiable fall-out benefits to the businesses of Strategic Advisers and its affiliates.

Possible Economies of Scale. The Board concluded that the realization of economies of scale was not relevant to the renewal of the fund's Advisory Contracts because the fund does not pay management fees and Strategic Advisers pays all other expenses of the fund, with limited exceptions.

Conclusion. Based on its evaluation of all of the considerations noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Strategic Advisers, Inc.
Boston, MA

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York Mellon
New York, NY

FOF-SANN-1009
1.816939.104

PAS U.S. Opportunity Fund of Funds®

Managed exclusively for certain clients of Strategic Advisers, Inc. - not available for sale to the general public

Semiannual Report

August 31, 2009

Strategic Advisers, Inc.

A Fidelity Investments Company

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2009 to August 31, 2009).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying affiliated and unaffiliated mutual funds (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying affiliated and unaffiliated mutual funds (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value March 1, 2009	Ending Account Value August 31, 2009	Expenses Paid During Period* March 1, 2009 to August 31, 2009
Actual	.00%	$ 1,000.00	$ 1,429.20	$ .00
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,025.21	$ .00

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Top Ten Fund Holdings as of August 31, 2009
	% of fund's investments	% of fund's investments 6 months ago
JPMorgan U.S. Large Cap Core Plus Fund Select Class	10.4	10.1
Fidelity Select Consumer Staples Portfolio	5.7	5.1
Fidelity Select Technology Portfolio	4.9	2.2
Fidelity Select Financial Services Portfolio	4.1	2.2
American Century Equity Income Fund Investor Class	3.4	6.8
Fidelity Select Industrials Portfolio	2.7	0.0
Fidelity Large Cap Stock Fund	2.7	0.0
Janus Mid Cap Value Fund - Investor Shares	2.7	2.9
Fidelity Select Banking Portfolio	2.4	1.4
Fidelity Contrafund	2.3	0.0
	41.3
Asset Allocation (% of fund's investments)
As of August 31, 2009	As of February 28, 2009
Sector Funds 53.7%	Sector Funds 40.4%
Large Blend Funds 14.2%	Large Blend Funds 16.4%
Large Value Funds 10.5%	Large Value Funds 22.4%
Large Growth Funds 9.5%	Large Growth Funds 5.7%
Mid-Cap Value Funds 6.3%	Mid-Cap Value Funds 7.2%
Mid-Cap Growth Funds 2.9%	Mid-Cap Growth Funds 3.8%
Small Value Funds 1.7%	Small Value Funds 2.4%
Small Blend Funds 0.8%	Small Blend Funds 1.3%
Mid-Cap Blend Funds 0.4%	Mid-Cap Blend Funds 0.4%
Small Growth Fund 0.0%	Small Growth Fund 0.0%

Asset allocations in the pie charts reflect the categorizations of assets as defined by Morningstar as of the reporting dates indicated above.

Semiannual Report

Investments August 31, 2009 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 100.0%
	Shares	Value
Large Blend Funds - 14.2%
American Century Fundamental Equity Fund Investor Class	904	$ 9,388
Evergreen Enhanced S&P 500 Fund Class A	128	1,437
Fidelity 130/30 Large Cap Fund (b)	555	3,411
Fidelity Dividend Growth Fund (b)	587,454	12,506,900
Fidelity Fund (b)	114	3,025
Jennison Equity Opportunity Fund Class A	163,487	1,782,008
JPMorgan U.S. Large Cap Core Plus Fund Select Class	3,964,755	65,140,918
RS Core Equity Fund Class A	4,356	150,822
The Hartford Capital Appreciation Fund Class A	256,939	7,096,668
Thornburg Value Fund Class A	94,687	2,727,941
TOTAL LARGE BLEND FUNDS		89,422,518
Large Growth Funds - 9.5%
Alger Spectra Fund Class A (a)	681,965	6,171,787
Allianz RCM Large-Cap Growth Fund Admin Class	116,307	1,275,887
Fidelity Contrafund (b)	285,635	14,735,910
Fidelity Growth Company Fund (b)	113,346	6,873,307
Fidelity Large Cap Stock Fund (b)	1,220,165	16,777,271
Ivy Capital Appreciation Fund Class A	22,089	164,788
Janus Fund	377,234	8,770,697
Janus Research Fund	103,362	2,277,074
John Hancock US Global Leaders Growth Fund Class A	3,536	82,006
Marsico 21st Century Fund	1,818	19,599
Natixis CGM Advisor Targeted Equity Fund Class A	61,464	513,839
Putnam Growth Opportunities Fund Class A (a)	123,730	1,550,340
Putnam Voyager Fund Class A (a)	29,058	515,192
TOTAL LARGE GROWTH FUNDS		59,727,697
Large Value Funds - 10.5%
Allianz NFJ Dividend Value Fund Class D	117	1,128
American Beacon Large Cap Value Fund Plan Ahead Class	648,683	9,924,843
American Century Equity Income Fund Investor Class	3,444,292	21,423,496
Artisan Opportunistic Value Fund Investor Shares	223,536	1,752,519
Aston Value Fund Class N	188,247	1,556,802
BlackRock Equity Dividend Fund Investor A Class	422,053	6,128,209
Columbia Value and Restructuring Fund Class Z	232,590	8,736,085
Eaton Vance Large-Cap Value Fund Class A	140,310	2,166,379
Evergreen Disciplined Value Fund Class A	127,200	1,341,962
Fidelity Equity-Income Fund (b)	81,669	2,996,433
Fidelity Equity-Income II Fund (b)	1,403	21,548
Goldman Sachs Growth & Income Fund Institutional Class	679	12,159
Equity Funds - continued
	Shares	Value
Large Value Funds - continued
Goldman Sachs Large Cap Value Fund Institutional Class	11,969	$ 118,735
Harbor Large Cap Value Fund Administrative Class	400,917	2,630,013
John Hancock Classic Value Fund Class A	1,602	22,055
JPMorgan U.S. Large Cap Value Fund Class A	183,685	2,004,002
Pioneer Cullen Value Fund Class A	894	13,958
The Hartford Value Opportunities Fund Class A	306,634	3,097,000
Wasatch-1st Source Income Equity Fund	160,535	1,873,441
TOTAL LARGE VALUE FUNDS		65,820,767
Mid-Cap Blend Funds - 0.4%
Fidelity Leveraged Company Stock Fund (b)	51,145	1,048,480
Keeley All Cap Value Fund Class A (a)	142,635	1,212,398
TOTAL MID-CAP BLEND FUNDS		2,260,878
Mid-Cap Growth Funds - 2.9%
Baron iOpportunity Fund (a)	237,556	2,342,302
BlackRock US Opportunities Fund Investor A Class (a)	154,878	4,499,208
Janus Enterprise Fund (a)	49,870	2,062,641
Morgan Stanley Institutional Fund Trust Mid Cap Growth Portfolio Advisor Shares (a)	386,856	9,315,502
Munder Mid-Cap Core Growth Fund Class A	142	2,832
Neuberger Berman Mid Cap Growth Fund Trust Class (a)	231	2,609
TOTAL MID-CAP GROWTH FUNDS		18,225,094
Mid-Cap Value Funds - 6.3%
American Century Mid Cap Value Fund Investor Class	586,585	5,660,541
Delafield Fund, Inc.	371,571	7,765,824
Janus Mid Cap Value Fund - Investor Shares	914,340	16,732,423
JPMorgan Value Advantage Fund Select Class	657,979	9,251,186
TOTAL MID-CAP VALUE FUNDS		39,409,974
Sector Funds - 53.7%
Fidelity Real Estate Investment Portfolio (b)	857	14,756
Fidelity Select Air Transportation Portfolio (a)(b)	98,854	2,644,356
Fidelity Select Automotive Portfolio (b)	46,567	1,287,574
Fidelity Select Banking Portfolio (b)	980,846	14,957,900
Fidelity Select Biotechnology Portfolio (a)(b)	214,397	13,862,903
Fidelity Select Brokerage & Investment Management Portfolio (b)	148,067	7,027,242
Equity Funds - continued
	Shares	Value
Sector Funds - continued
Fidelity Select Chemicals Portfolio (b)	108,182	$ 7,328,272
Fidelity Select Computers Portfolio (a)(b)	371,439	14,448,977
Fidelity Select Construction & Housing Portfolio (b)	166,111	4,729,189
Fidelity Select Consumer Discretionary Portfolio (b)	514,704	8,621,295
Fidelity Select Consumer Staples Portfolio (b)	624,946	35,703,173
Fidelity Select Electronics Portfolio (b)	125,391	4,629,440
Fidelity Select Energy Portfolio (a)(b)	356,909	13,473,318
Fidelity Select Energy Services Portfolio (a)(b)	215,366	10,876,007
Fidelity Select Environmental Portfolio (b)	1,092	15,754
Fidelity Select Financial Services Portfolio (b)	441,561	25,592,893
Fidelity Select Gold Portfolio (b)	224,792	8,382,493
Fidelity Select Health Care Portfolio (b)	115,513	11,185,129
Fidelity Select Industrial Equipment Portfolio (b)	454,132	10,317,883
Fidelity Select Industrials Portfolio (b)	1,064,824	17,260,791
Fidelity Select Insurance Portfolio (b)	37,090	1,468,388
Fidelity Select IT Services Portfolio (a)(b)	315,009	4,690,479
Fidelity Select Leisure Portfolio (b)	79,733	4,947,411
Fidelity Select Materials Portfolio (b)	8,298	389,773
Fidelity Select Medical Delivery Portfolio (a)(b)	151,313	5,684,817
Fidelity Select Medical Equipment & Systems Portfolio (b)	431,651	9,733,721
Fidelity Select Multimedia Portfolio (b)	12,502	357,438
Fidelity Select Natural Resources Portfolio (a)(b)	386,824	9,376,604
Fidelity Select Pharmaceuticals Portfolio (b)	1,380,831	13,476,915
Fidelity Select Retailing Portfolio (b)	237,146	9,538,006
Fidelity Select Software & Computer Services Portfolio (a)(b)	190,236	11,954,448
Fidelity Select Technology Portfolio (b)	492,335	30,844,799
Fidelity Select Telecommunications Portfolio (b)	116,298	4,096,014
Fidelity Select Transportation Portfolio (b)	67,312	2,363,984
Fidelity Select Utilities Portfolio (b)	58,499	2,513,689
Fidelity Select Wireless Portfolio (b)	168,475	1,022,641
Fidelity Telecom and Utilities Fund (b)	56,548	731,731
MFS Utilities Fund A Shares	937,768	12,753,642
TOTAL SECTOR FUNDS		338,303,845
Small Blend Funds - 0.8%
Natixis Vaughan Nelson Small Cap Value Fund Class A (a)	208,298	4,203,461
Royce Value Fund Service Class (a)	122,809	1,111,424
TOTAL SMALL BLEND FUNDS		5,314,885
Equity Funds - continued
	Shares	Value
Small Growth Funds - 0.0%
Champlain Small Company Fund Advisor Class	15,848	$ 171,315
Wells Fargo Advantage Small Cap Growth Fund Administrator Class (a)	444	4,473
TOTAL SMALL GROWTH FUNDS		175,788
Small Value Funds - 1.7%
Aston/River Road Small Cap Value Class N	1,158	11,859
Fidelity Small Cap Value Fund (b)	116,844	1,365,909
Northern Small Cap Value Fund	818,401	9,337,954
Paradigm Value Fund	229	8,990
TOTAL SMALL VALUE FUNDS		10,724,712
TOTAL EQUITY FUNDS (Cost $604,758,772)		629,386,158
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $604,758,772)		$ 629,386,158
Legend
(a) Non-income producing
(b) Affiliated company
Affiliated Underlying Funds
Information regarding fiscal year to date income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Fund	Income Earned
Fidelity Equity-Income II Fund	$ 222
Fidelity Fund	25
Fidelity Large Cap Stock Fund	41,887
Fidelity Real Estate Investment Portfolio	14,878
Fidelity Select Banking Portfolio	124,619
Fidelity Select Brokerage & Investment Management Portfolio	1,592
Fidelity Select Chemicals Portfolio	10,383
Fidelity Select Construction & Housing Portfolio	2,549
Fidelity Select Consumer Discretionary Portfolio	2,451
Fidelity Select Consumer Staples Portfolio	14,533
Fidelity Select Financial Services Portfolio	74,723
Fidelity Select Health Care Portfolio	2,589
Fidelity Select Industrial Equipment Portfolio	26,595
Fidelity Select Industrials Portfolio	$ 13,444
Fidelity Select Leisure Portfolio	7,067
Fidelity Select Multimedia Portfolio	24
Fidelity Select Pharmaceuticals Portfolio	42,007
Fidelity Select Telecommunications Portfolio	3,619
Fidelity Select Transportation Portfolio	1,504
Fidelity Telecom and Utilities Fund	7,272
$ 391,983
Additional information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period
Fidelity 130/30 Large Cap Fund	$ 2,928	$ -	$ -	$ 3,411
Fidelity Contrafund	-	14,876,213	3,106,706	14,735,910
Fidelity Dividend Growth Fund	1,717,019	8,092,695	324,343	12,506,900
Fidelity Equity-Income Fund	-	2,929,990	-	2,996,433
Fidelity Equity-Income II Fund	14,292	222	-	21,548
Fidelity Fund	2,141	25	-	3,025
Fidelity Growth Company Fund	3,025,005	2,467,681	180,190	6,873,307
Fidelity Large Cap Stock Fund	-	13,529,102	360,381	16,777,271
Fidelity Leveraged Company Stock Fund	528,548	156,557	38,461	1,048,480
Fidelity Real Estate Investment Portfolio	2,096,399	14,878	2,102,637	14,756
Fidelity Select Air Transportation Portfolio	1,137,022	756,412	74,499	2,644,356
Fidelity Select Automotive Portfolio	-	1,017,818	-	1,287,574
Fidelity Select Banking Portfolio	3,713,041	6,438,245	411,722	14,957,900
Fidelity Select Biotechnology Portfolio	6,850,776	5,123,198	186,018	13,862,903
Fidelity Select Brokerage & Investment Management Portfolio	471,828	5,525,928	-	7,027,242
Fidelity Select Chemicals Portfolio	3,080,033	2,225,542	446,052	7,328,272
Fidelity Select Computers Portfolio	$ 3,751,466	$ 6,546,555	$ 159,861	$ 14,448,977
Fidelity Select Construction & Housing Portfolio	1,177,868	2,274,280	144,152	4,729,189
Fidelity Select Consumer Discretionary Portfolio	1,580,407	5,684,408	182,613	8,621,295
Fidelity Select Consumer Staples Portfolio	13,937,840	16,399,077	813,573	35,703,173
Fidelity Select Electronics Portfolio	-	4,206,906	-	4,629,440
Fidelity Select Energy Portfolio	1,978,984	10,081,332	557,996	13,473,318
Fidelity Select Energy Services Portfolio	3,986,833	4,079,570	581,248	10,876,007
Fidelity Select Environmental Portfolio	3,789,454	-	4,089,198	15,754
Fidelity Select Financial Services Portfolio	5,937,491	11,196,665	720,761	25,592,893
Fidelity Select Gold Portfolio	8,538,271	1,644,238	3,099,963	8,382,493
Fidelity Select Health Care Portfolio	1,059,641	9,078,343	23,252	11,185,129
Fidelity Select Industrial Equipment Portfolio	1,350	8,258,107	324,343	10,317,883
Fidelity Select Industrials Portfolio	-	14,637,556	342,362	17,260,791
Fidelity Select Insurance Portfolio	341,325	738,768	30,805	1,468,388
Fidelity Select IT Services Portfolio	1,142,957	2,578,387	267,372	4,690,479
Fidelity Select Leisure Portfolio	2,443,285	1,580,584	172,532	4,947,411
Fidelity Select Materials Portfolio	-	374,900	-	389,773
Fidelity Select Medical Delivery Portfolio	825,292	4,181,281	16,962	5,684,817
Fidelity Select Medical Equipment & Systems Portfolio	5,278,334	2,517,464	131,762	9,733,721
Fidelity Select Multimedia Portfolio	29,465	265,986	-	357,438
Fidelity Select Natural Resources Portfolio	9,141,953	2,097,444	5,252,080	9,376,604
Fidelity Select Pharmaceuticals Portfolio	$ 7,041,529	$ 4,056,498	$ 188,441	$ 13,476,915
Fidelity Select Retailing Portfolio	3,113,492	3,970,808	306,324	9,538,006
Fidelity Select Software & Computer Services Portfolio	4,363,959	5,367,426	989,831	11,954,448
Fidelity Select Technology Portfolio	6,082,082	15,280,982	348,783	30,844,799
Fidelity Select Telecommunications Portfolio	660,509	2,871,964	90,095	4,096,014
Fidelity Select Transportation Portfolio	537,954	1,287,675	79,345	2,363,984
Fidelity Select Utilities Portfolio	-	2,400,969	-	2,513,689
Fidelity Select Wireless Portfolio	-	996,530	-	1,022,641
Fidelity Small Cap Value Fund	78,847	1,045,545	-	1,365,909
Fidelity Telecom and Utilities Fund	-	697,272	-	731,731
Total	$ 109,459,620	$ 209,552,026	$ 26,144,663	$ 381,882,397
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information
At February 28, 2009, the fund had a capital loss carryforward of approximately $24,545,440 all of which will expire on February 28, 2017.
The fund intends to elect to defer to its fiscal year ending February 28, 2010 approximately $17,673,663 of losses recognized during the period November 1, 2008 to February 28, 2009.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	August 31, 2009 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated Underlying Funds (cost $263,414,721)	$ 247,503,761
Affiliated Underlying Funds (cost $341,344,051)	381,882,397
Total investments (cost $604,758,772)		$ 629,386,158
Receivable for fund shares sold		1,323,158
Total assets		630,709,316

Liabilities
Payable for investments purchased	$ 804,557
Payable for fund shares redeemed	481,089
Total liabilities		1,285,646

Net Assets		$ 629,423,670
Net Assets consist of:
Paid in capital		$ 666,980,401
Undistributed net investment income		1,117,147
Accumulated undistributed net realized gain (loss) on investments		(63,301,264)
Net unrealized appreciation (depreciation) on investments		24,627,386
Net Assets, for 82,398,742 shares outstanding		$ 629,423,670
Net Asset Value, offering price and redemption price per share ($629,423,670 ÷ 82,398,742 shares)		$ 7.64

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended August 31, 2009 (Unaudited)

Investment Income
Dividends from underlying funds:
Unaffiliated		$ 921,526
Affiliated		391,983
Total income		1,313,509

Expenses
Management fee	$ 577,167
Independent trustees' compensation	4,573
Total expenses before reductions	581,740
Expenses reductions	(581,740)	-
Net investment income (loss)		1,313,509
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares
Unaffiliated	$ (18,789,937)
Affiliated	(1,066,960)
Realized gain distributions from affiliated underlying funds	3,619	(19,853,278)
Change in net unrealized appreciation (depreciation) on underlying funds		174,472,387
Net gain (loss)		154,619,109
Net increase (decrease) in net assets resulting from operations		$ 155,932,618

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2009 (Unaudited)	Year ended February 28, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,313,509	$ 4,007,910
Net realized gain (loss)	(19,853,278)	(43,171,917)
Change in net unrealized appreciation (depreciation)	174,472,387	(134,785,940)
Net increase (decrease) in net assets resulting from operations	155,932,618	(173,949,947)
Distributions to shareholders from net investment income	(304,420)	(4,386,053)
Distributions to shareholders from net realized gain	-	(1,022,970)
Total distributions	(304,420)	(5,409,023)
Share transactions Proceeds from sales of shares	268,799,154	423,219,096
Reinvestment of distributions	302,753	5,375,099
Cost of shares redeemed	(68,264,698)	(131,833,931)
Net increase (decrease) in net assets resulting from share transactions	200,837,209	296,760,264
Total increase (decrease) in net assets	356,465,407	117,401,294

Net Assets
Beginning of period	272,958,263	155,556,969
End of period (including undistributed net investment income of $1,117,147 and undistributed net investment income of $108,058, respectively)	$ 629,423,670	$ 272,958,263
Other Information Shares
Sold	41,852,856	51,513,278
Issued in reinvestment of distributions	48,056	787,575
Redeemed	(10,523,104)	(17,591,988)
Net increase (decrease)	31,377,808	34,708,865

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

Six months ended August 31, 2009

Years ended February 28,

(Unaudited)

2009

2008 H

2007 F

Selected Per-Share Data
Net asset value, beginning of period	$ 5.35	$ 9.54	$ 10.06	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.02	.09	.08	- I
Net realized and unrealized gain (loss)	2.28	(4.16)	(.37)	.06
Total from investment operations	2.30	(4.07)	(.29)	.06
Distributions from net investment income	(.01)	(.10)	(.04)	-
Distributions from net realized gain	-	(.03)	(.19)	-
Total distributions	(.01)	(.12) J	(.23)	-
Net asset value, end of period	$ 7.64	$ 5.35	$ 9.54	$ 10.06
Total Return B, C	42.92%	(42.95)%	(3.11)%	.60%
Ratios to Average Net Assets G
Expenses before reductions	.25% A	.25%	.26%	.27% A
Expenses net of contractual waivers	.00% A	.00%	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00%	.00% A
Net investment income (loss)	.57% A	1.18%	.74%	.08% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 629,424	$ 272,958	$ 155,557	$ 64,427
Portfolio turnover rate E	39% A	35%	82%	274% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the portfolio activity of the underlying funds.

F For the period December 29, 2006 (commencement of operations) to February 28, 2007.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts contractually reimbursed by the investment adviser and do not represent the amount paid by the Fund during periods when reimbursements occur. Expenses net of contractual waivers reflect expenses after reimbursement by the investment adviser. Expenses net of all reductions represent the net expenses paid by the Fund. Fees and expenses of the Underlying Funds are not included in the Fund's annualized ratios. The Fund indirectly bears its proportionate share of the expenses of the Underlying Funds.

H For the year ended February 29.

I Amount represents less than $.01 per share.

J Total distributions of $.12 per share is comprised of distributions from net investment income of $.095 and distributions from net realized gain of $.025 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2009 (Unaudited)

1. Organization.

PAS U.S. Opportunity Fund of Funds (the Fund) is a fund of Fidelity Rutland Square Trust (the trust), an open-end management investment company organized as a Delaware statutory trust. The Fund invests in affiliated and unaffiliated mutual funds (the Underlying Funds) and operates under Section 10(d) of the Investment Company Act of 1940. The Fund's investments in the Underlying Funds were not subject to front-end sales charges or contingent deferred sales charges. The Fund is offered exclusively to clients of Strategic Advisers, Inc. (Strategic Advisers), an affiliate of Fidelity Management & Research Company (FMR).

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund's Schedule of Investments lists each of the Underlying Funds as an investment of the Fund but does not include the underlying holdings of each Underlying Fund. Events or transactions occurring after period end through the date that the financial statements were issued, October 13, 2009, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. All inputs to value investments as of August 31, 2009, for the Fund are categorized as Level 1 in the disclosure hierarchy. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day. If an Underlying Fund's NAV is unavailable, shares of that fund may be valued by another method that the Board of Trustees believes reflects fair value in accordance with the Board's fair value pricing policies.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend and realized gain

Semiannual Report

2. Significant Accounting Policies - continued

Investment Transactions and Income - continued

distributions from the Underlying Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned. Interest income includes coupon interest.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds. Although not included in the Fund's expenses, the Fund indirectly bears its proportionate share of the Underlying Funds' expenses through the impact of these expenses on each Underlying Fund's NAV. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 69,351,343
Unrealized depreciation	(46,451,264)
Net unrealized appreciation (depreciation)	$ 22,900,079

Cost for federal income tax purposes	$ 606,486,079

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Purchases and Sales of Investments.

Purchases and sales of securities (including the Underlying Fund shares), other than short-term securities, aggregated $292,216,526 and $90,384,825, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to Strategic Advisers. The management fee is computed at an annual rate of .25% of the Fund's average net assets. Strategic Advisers, either itself or through an affiliated company, pays all other expenses of the Fund with certain exceptions such as interest expense and independent Trustees' compensation.

Strategic Advisers has contractually agreed to waive its management fee until September 30, 2012.

Strategic Advisers has entered into an administration agreement with FMR under which FMR provides management and administrative services (other than investment advisory services) necessary for the operation of the Fund. FMR also contracts with other Fidelity companies to perform the services necessary for the operation of the Fund. Under this agreement, Strategic Advisers agrees to pay FMR a monthly administration fee. The Fund does not pay any fees for these services.

5. Expense Reductions.

In addition to waiving its management fee, Strategic Advisers has contractually agreed to reimburse the Fund until September 30, 2012 to the extent that annual operating expenses exceed .00% of average net assets. Some expenses, for example interest expense, are excluded from this reimbursement. During the period, this waiver and reimbursement reduced the Fund's expenses by $581,740.

6. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

6. Other - continued

The Fund does not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Fund within its principal investment strategies may represent a significant portion of an Underlying Fund's net assets. At the end of the period, the Fund was the owner of record of approximately 15% and 10% of the total outstanding shares of Fidelity Select Consumer Discretionary Portfolio and Fidelity Select Industrial Equipment Portfolio, respectively.

Semiannual Report

Investment Adviser

Strategic Advisers, Inc.
Boston, MA

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York Mellon
New York, NY

FOU-SANN-1009
1.836925.102

PAS U.S. Opportunity Fidelity Fund of Funds®

Managed exclusively for certain clients of Strategic Advisers, Inc. - not available for sale to the general public

Semiannual Report

August 31, 2009

Strategic Advisers, Inc.

A Fidelity Investments Company

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

Third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2009 to August 31, 2009).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying affiliated mutual funds (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying affiliated mutual funds (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value March 1, 2009	Ending Account Value August 31, 2009	Expenses Paid During Period* March 1, 2009 to August 31, 2009
Actual	.00%	$ 1,000.00	$ 1,422.90	$ .00
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,025.21	$ .00

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Top Ten Fund Holdings as of August 31, 2009
	% of fund's investments	% of fund's investments 6 months ago
Fidelity Select Consumer Staples Portfolio	10.1	11.0
Fidelity Select Technology Portfolio	8.6	1.7
Fidelity Select Energy Portfolio	7.9	9.1
Fidelity Select Financial Services Portfolio	6.8	1.0
Fidelity Select Industrials Portfolio	4.7	0.9
Fidelity® Telecom and Utilities Fund	4.5	7.0
Fidelity Dividend Growth Fund	4.4	4.3
Fidelity Select Medical Equipment & Systems Portfolio	4.4	5.9
Fidelity Select Banking Portfolio	3.5	3.0
Fidelity Select Pharmaceuticals Portfolio	3.3	4.9
	58.2
Asset Allocation (% of fund's investments)
As of August 31, 2009	As of February 28, 2009
Sector Funds 91.5%	Sector Funds 87.5%
Large Blend Funds 6.2%	Large Blend Funds 10.3%
Large Value Funds 1.7%	Large Value Funds 2.1%
Large Growth Funds 0.5%	Large Growth Funds 0.0%
Small Growth Funds 0.1%	Small Growth Funds 0.1%
Mid-Cap Blend Funds 0.0%	Mid-Cap Blend Funds 0.0%

Asset allocations in the pie charts reflect the categorizations of assets as defined by Morningstar as of the reporting dates indicated above.

Semiannual Report

Investments August 31, 2009 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 100.0%
	Shares	Value
Large Blend Funds - 6.2%
Fidelity Dividend Growth Fund	908,945	$ 19,351,449
Spartan® U.S. Equity Index Fund Investor Class	209,502	7,586,057
TOTAL LARGE BLEND FUNDS		26,937,506
Large Growth Funds - 0.5%
Fidelity Large Cap Stock Fund	175,641	2,415,062
Large Value Funds - 1.7%
Fidelity Blue Chip Value Fund	753,507	7,120,641
Fidelity Equity-Income II Fund	11,302	173,601
TOTAL LARGE VALUE FUNDS		7,294,242
Mid-Cap Blend Funds - 0.0%
Fidelity Leveraged Company Stock Fund	1,297	26,597
Sector Funds - 91.5%
Fidelity Advisor Cyclical Industries Fund Institutional Class	114	2,084
Fidelity Advisor Utilities Fund Institutional Class	12,049	192,187
Fidelity Real Estate Investment Portfolio	322	5,545
Fidelity Select Air Transportation Portfolio (a)	72,997	1,952,667
Fidelity Select Automotive Portfolio	147,021	4,065,128
Fidelity Select Banking Portfolio	1,013,900	15,461,970
Fidelity Select Biotechnology Portfolio (a)	97,893	6,329,792
Fidelity Select Brokerage & Investment Management Portfolio	116,216	5,515,615
Fidelity Select Chemicals Portfolio	181,752	12,311,848
Fidelity Select Communications Equipment Portfolio	49,464	903,220
Fidelity Select Computers Portfolio (a)	153,122	5,956,430
Fidelity Select Construction & Housing Portfolio	350,112	9,967,683
Fidelity Select Consumer Discretionary Portfolio	337,808	5,658,283
Fidelity Select Consumer Staples Portfolio	770,861	44,039,277
Fidelity Select Defense & Aerospace Portfolio	62,276	3,339,884
Fidelity Select Electronics Portfolio	294,896	10,887,557
Fidelity Select Energy Portfolio (a)	911,487	34,408,619
Fidelity Select Energy Services Portfolio (a)	37,041	1,870,588
Fidelity Select Environmental Portfolio	13,104	188,957
Fidelity Select Financial Services Portfolio	508,178	29,454,020
Fidelity Select Gold Portfolio	143,799	5,362,258
Fidelity Select Health Care Portfolio	126,986	12,296,014
Fidelity Select Industrial Equipment Portfolio	142,812	3,244,687
Fidelity Select Industrials Portfolio	1,253,294	20,315,893
Fidelity Select Insurance Portfolio	261,842	10,366,315
Fidelity Select IT Services Portfolio (a)	421,513	6,276,333
Equity Funds - continued
	Shares	Value
Sector Funds - continued
Fidelity Select Leisure Portfolio	144,185	$ 8,946,670
Fidelity Select Materials Portfolio	30,002	1,409,177
Fidelity Select Medical Delivery Portfolio (a)	133,795	5,026,679
Fidelity Select Medical Equipment & Systems Portfolio	849,278	19,151,210
Fidelity Select Multimedia Portfolio	59,535	1,702,101
Fidelity Select Natural Gas Portfolio (a)	101,905	2,850,282
Fidelity Select Natural Resources Portfolio (a)	111,148	2,694,238
Fidelity Select Pharmaceuticals Portfolio	1,472,151	14,368,196
Fidelity Select Retailing Portfolio	197,482	7,942,733
Fidelity Select Software & Computer Services Portfolio (a)	222,819	14,001,974
Fidelity Select Technology Portfolio	600,019	37,591,215
Fidelity Select Telecommunications Portfolio	140,181	4,937,190
Fidelity Select Transportation Portfolio	128,125	4,499,750
Fidelity Select Utilities Portfolio	88,460	3,801,127
Fidelity Select Wireless Portfolio	989	6,006
Fidelity Telecom and Utilities Fund	1,524,699	19,729,611
TOTAL SECTOR FUNDS		399,031,013
Small Growth Funds - 0.1%
Fidelity Advisor Small Cap Fund Institutional Class	17,033	352,929
TOTAL EQUITY FUNDS (Cost $443,399,716)		436,057,349
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $443,399,716)		$ 436,057,349
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information
At February 28, 2009, the fund had a capital loss carryforward of approximately $61,373,935 all of which will expire on February 28, 2017.
The fund intends to elect to defer to its fiscal year ending February 28, 2010 approximately $34,444,965 of losses recognized during the period November 1, 2008 to February 28, 2009.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	August 31, 2009 (Unaudited)
Assets
Investment in affiliated securities, at value (cost $443,399,716) - See accompanying schedule		$ 436,057,349
Receivable for fund shares sold		297,375
Total assets		436,354,724

Liabilities
Payable for investments purchased	$ 71,018
Payable for fund shares redeemed	226,356
Total liabilities		297,374

Net Assets		$ 436,057,350
Net Assets consist of:
Paid in capital		$ 558,415,654
Undistributed net investment income		925,404
Accumulated undistributed net realized gain (loss) on investments		(115,941,341)
Net unrealized appreciation (depreciation) on investments		(7,342,367)
Net Assets, for 58,344,299 shares outstanding		$ 436,057,350
Net Asset Value, offering price and redemption price per share ($436,057,350 ÷ 58,344,299 shares)		$ 7.47

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended August 31, 2009 (Unaudited)
Investment Income
Dividends from underlying funds		$ 925,404

Expenses
Management fee	$ 401,810
Independent trustees' compensation	3,214
Total expenses before reductions	405,024
Expense reductions	(405,024)	-
Net investment income (loss)		925,404
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(16,604,507)
Realized gain distributions from underlying funds	4,816	(16,599,691)
Change in net unrealized appreciation (depreciation) on underlying funds		126,181,269
Net gain (loss)		109,581,578
Net increase (decrease) in net assets resulting from operations		$ 110,506,982

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2009 (Unaudited)	Year ended February 28, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 925,404	$ 4,256,718
Net realized gain (loss)	(16,599,691)	(89,932,734)
Change in net unrealized appreciation (depreciation)	126,181,269	(90,999,266)
Net increase (decrease) in net assets resulting from operations	110,506,982	(176,675,282)
Distributions to shareholders from net investment income	-	(4,302,072)
Distributions to shareholders from net realized gain	-	(430,207)
Total distributions	-	(4,732,279)
Share transactions Proceeds from sales of shares	102,980,490	176,934,678
Reinvestment of distributions	-	4,724,671
Cost of shares redeemed	(49,204,369)	(116,102,070)
Net increase (decrease) in net assets resulting from share transactions	53,776,121	65,557,279
Total increase (decrease) in net assets	164,283,103	(115,850,282)

Net Assets
Beginning of period	271,774,247	387,624,529
End of period (including undistributed net investment income of $925,404 and $0, respectively)	$ 436,057,350	$ 271,774,247
Other Information Shares
Sold	14,809,364	25,808,703
Issued in reinvestment of distributions	-	791,402
Redeemed	(8,245,525)	(15,486,468)
Net increase (decrease)	6,563,839	11,113,637

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

Six months ended August 31, 2009

Years ended February 28,

(Unaudited)

2009

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 5.25	$ 9.53	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.02	.10	.09
Net realized and unrealized gain (loss)	2.20	(4.27)	(.20)
Total from investment operations	2.22	(4.17)	(.11)
Distributions from net investment income	-	(.10)	(.06)
Distributions from net realized gain	-	(.01)	(.28)
Return of capital	-	-	(.02)
Total distributions	-	(.11)	(.36)
Net asset value, end of period	$ 7.47	$ 5.25	$ 9.53
Total Return B, C	42.29%	(43.90)%	(1.46)%
Ratios to Average Net Assets G
Expenses before reductions	.25% A	.25%	.26% A
Expenses net of contractual waivers	.00% A	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00% A
Net investment income (loss)	.58% A	1.24%	.92% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 436,057	$ 271,774	$ 387,625
Portfolio turnover rate E	53% A	130%	197% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the portfolio activity of the underlying funds.

F For the period March 8, 2007 (commencement of operations) to February 29, 2008.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts contractually reimbursed by the investment adviser and do not represent the amount paid by the Fund during periods when reimbursements occur. Expenses net of contractual waivers reflect expenses after reimbursement by the investment adviser. Expenses net of all reductions represent the net expenses paid by the Fund. Fees and expenses of the Underlying Funds are not included in the Fund's annualized ratios. The Fund indirectly bears its proportionate share of the expenses of the Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2009 (Unaudited)

1. Organization.

PAS U.S. Opportunity Fidelity Fund of Funds (the Fund) is a fund of Fidelity Rutland Square Trust (the trust), an open-end management investment company organized as a Delaware statutory trust. The Fund invests in affiliated mutual funds (the Underlying Funds) and operates under Section 10(d) of the Investment Company Act of 1940. The Fund's investments in the Underlying Funds were not subject to front-end sales charges or contingent deferred sales charges. The Fund is offered exclusively to clients of Strategic Advisers, Inc. (Strategic Advisers®), an affiliate of Fidelity Management & Research Company (FMR).

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund's Schedule of Investments lists each of the Underlying Funds as an investment of the Fund but does not include the underlying holdings of each Underlying Fund. Events or transactions occurring after period end through the date that the financial statements were issued, October 13, 2009, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. All inputs to value investments as of August 31, 2009, for the Fund are categorized as Level 1 in the disclosure hierarchy. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend and realized gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned. Interest income includes coupon interest.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds. Although not included in the Fund's expenses, the Fund indirectly bears its proportionate share of the Underlying Funds' expenses through the impact of these expenses on each Underlying Fund's NAV. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 36,571,092
Unrealized depreciation	(46,956,277)
Net unrealized appreciation (depreciation)	$ (10,385,185)

Cost for federal income tax purposes	$ 446,442,534

Semiannual Report

3. Purchases and Sales of Investments.

Purchases and sales of securities (including the Underlying Fund shares), other than short-term securities, aggregated $141,100,731 and $86,394,391, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to Strategic Advisers. The management fee is computed at an annual rate of .25% of the Fund's average net assets. Strategic Advisers, either itself or through an affiliated company, pays all other expenses of the Fund with certain exceptions such as interest expense and independent Trustees' compensation.

Strategic Advisers has contractually agreed to waive its management fee until September 30, 2012.

Strategic Advisers has entered into an administration agreement with FMR under which FMR provides management and administrative services (other than investment advisory services) necessary for the operation of the Fund. FMR also contracts with other Fidelity companies to perform the services necessary for the operation of the Fund. Under this agreement, Strategic Advisers agrees to pay FMR a monthly administration fee. The Fund does not pay any fees for these services.

5. Expense Reductions.

In addition to waiving its management fee, Strategic Advisers has contractually agreed to reimburse the Fund until September 30, 2012, to the extent that annual operating expenses exceed .00% of average net assets. Some expenses, for example interest expense, are excluded from this reimbursement. During the period, this waiver and reimbursement reduced the Fund's expenses by $405,024.

6. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Strategic Advisers, Inc.
Boston, MA

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York Mellon
New York, NY

PAO-SANN-1009
1.843748.102

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Rutland Square Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Rutland Square Trust

By:	/s/ Mark Osterheld
Mark Osterheld
President and Treasurer

Date:	October 30, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark Osterheld
Mark Osterheld
President and Treasurer

Date:	October 30, 2009
By:	/s/ Nicholas E. Steck
Nicholas E. Steck
Chief Financial Officer

Date:	October 30, 2009